MUTUAL OF AMERICA
                                                       INSTITUTIONAL FUNDS, INC.
                                  ANNUAL REPORT

                                ALL AMERICA FUND
                                EQUITY INDEX FUND
                            MID-CAP EQUITY INDEX FUND
                             AGGRESSIVE EQUITY FUND
                                    BOND FUND
                                MONEY MARKET FUND

                                DECEMBER 31, 2003

   This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
President's Message .....................................................      1

Performance Graphs ......................................................      2

Portfolio of Investments in Securities:

  All America Fund ......................................................      7

  Equity Index Fund .....................................................     15

  Mid-Cap Equity Index Fund .............................................     21

  Aggressive Equity Fund ................................................     26

  Bond Fund .............................................................     28

  Money Market Fund .....................................................     32

Statement of Assets and Liabilities .....................................     34

Statement of Operations .................................................     35

Statements of Changes in Net Assets .....................................     37

Financial Highlights ....................................................     39

Notes to Financial Statements ...........................................     41

Independent Auditors' Report ............................................     46

Directors and Officers ..................................................     47

Supplemental Dividend Information .......................................     48

--------------------------------------------------------------------------------
                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    320 PARK AVENUE, NEW YORK, NEW YORK 10022
--------------------------------------------------------------------------------

Dear Shareholder:

      The year ended December 31, 2003 was a respectable one for the capital markets in general, especially given geopolitical uncertainties surrounding the war in Iraq, as well as persistent skepticism regarding prospects for economic recovery in the United States and abroad. Equities, as represented by the S&P 500 Index, generated a total return of 28.7%, easily the best performance for large-cap stocks in the past four years. Bonds, represented by the Lehman Brothers Aggregate Bond Index, achieved a total return of 4.1%, low by recent years' standards, but positive despite increased interest rate volatility at mid-year.

      Equity markets began to anticipate economic recovery as early as mid-year 2002, but increasing prospects for war with Iraq during the fall and winter prompted several false starts to the market recovery. Once invasion occurred and it became quickly apparent that domestic economic implications were nil, the market took off. Only during the summer did it pause as uncertainty regarding Federal Reserve policy led to a quick, but finite, rise in long-term interest rates. Again, once the equity market digested the Fed's commitment to keep short-term rates low for a "considerable period," it advanced again through year-end.

      Bond markets reacted throughout the year in response to Fed policy signals. During the first half of 2003, the Fed lowered the Fed Funds rate one last time following twelve previous reductions over the prior two and a half years. In April, some of its members even suggested that the Fed might be willing to take even more aggressive actions, such as purchasing long-term Treasuries, if continued sluggish growth and signs of deflation persisted. But when the Fed explicitly retracted the possibility that it would buy Treasuries, long-term rates rapidly increased by approximately 100 basis points, giving back most of the price gains realized from earlier in the year. Since that time however, with the Fed adamantly on hold in the short end of the market, long-term rates have traded within a 50 basis points range depending upon what the most recent economic statistics suggest about the health of the recovery.

      The underlying backdrop for this generally favorable investment environment was an improving U.S. economy and the consequent recovery in corporate profits. Consumer spending on goods and housing was the driver throughout most of the year. The one factor that has stubbornly resisted improvement is reported employment growth, which remains anemic by any of the historical standards of economic recovery. However, most economists expect further GDP growth in 2004 as well as further advances in corporate profits.

      The  total  return   performance   for  each  of  the  Mutual  of  America
Institutional Funds is reflected below:

              Total Returns-- Twelve Months Ended December 31, 2003
       All America Fund.....................................    +32.6%
       Equity Index Fund....................................    +28.3%
       Mid-Cap Index Fund...................................    +35.2%
       Aggressive Equity Fund...............................    +38.4%
       Bond Fund............................................    + 4.4%
       Money Market Fund....................................    + 0.9%

      All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

      The pages which immediately follow are brief  presentations and graphs for
each  Fund  (except  the  Money  Market  Fund)  which   illustrate  each  Fund's
respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical performance compared to an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                     Sincerely,

                                     /s/ John R. Greed

                                     John R. Greed
                                     Chairman of the Board, President
                                     and Chief Executive Officer
                                     Mutual of America Institutional Funds, Inc.

                                ALL AMERICA FUND

      The U.S. equity markets posted strong returns for the fourth quarter of 2003 and ended the year with positive performance across all market caps. In the last quarter, small caps, as represented by the Russell 2000(R) Index, returned 14.5%, edging out both mid-caps and large caps with returns of 13.2% and 12.2%, respectively. However, for the year, the Russell 2000(R) was the clear winner, returning 47.3% versus the S&P MidCap 400 return of 35.6% and the S&P 500(R) return of 28.7%. These positive returns followed three years of negative returns for the S&P 500(R). Within large caps, value outperformed growth in both the fourth quarter and for all of 2003. Among small caps, value outperformed growth in the fourth quarter but for the year 2003 growth outperformed value for the first time in four years.

      The market was buoyed by an improving corporate earnings trend, a strong Gross Domestic Product (GDP) and an apparent reduction in equity risk premium and volatility. Many companies whose stocks were trounced during the previous two years rebounded despite a lack of earnings. Investors were optimistic about both the U.S. and global economic prospects and did not want to miss an upward movement in the equity markets. For 2003, the technology, financials and consumer discretionary sectors contributed substantially to the S&P 500(R) performance. The weakest sector was telecom services, which continued to be hampered by overcapacity, excess capital and intense competition. Among small caps, the technology and consumer discretionary sectors led performance while telecom was the only sector to post a negative performance.

      The investment objective of the All America Fund is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index with the remaining approximately 40% being actively managed using four different investment approaches. The actively managed portion of the Fund is approximately equally distributed in large-cap growth, small-cap growth, large-cap value and small-cap value. Mutual of America Capital Management Corporation manages the value assets and the small cap growth assets. A sub-advisor manages the large cap growth assets.

      The Fund's return for the year ended December 31, 2003 was 32.6% versus the benchmark return of 28.7%.

                    [The Table Below Represents a Line Chart]

  Dates              All America Fund        S & P 500 Index
  -----              ----------------        ---------------
  5/1/1996                10,000                  10,000
12/31/1996                11,043                  11,515
12/31/1997                13,909                  15,356
12/31/1998                16,835                  19,744
12/31/1999                21,218                  23,898
12/31/2000                20,085                  21,721
12/31/2001                16,566                  19,140
12/31/2002                12,869                  14,910
12/31/2003                17,061                  19,188

----------------------------------------------------
                  All America Fund
                  ----------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 12/31/03            $10,000      lative     Annual
----------------------------------------------------
 1 Year             $13,258         32.6%     32.6%
 5 Years            $10,134          1.3%      0.3%
 Since 5/1/96
  (Inception)       $17,061         70.6%      7.2%
----------------------------------------------------

----------------------------------------------------
                     S & P 500 Index
                     ---------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 12/31/03           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $12,869         28.7%     28.7%
 5 Years            $ 9,718         -2.8%     -0.6%
 Since 5/1/96
  (Inception)       $19,188         91.9%      8.9%
----------------------------------------------------

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                EQUITY INDEX FUND

      The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq, with each stock's weight in the Index proportionate to its market value. The weightings make each company's influence on the Index's performance directly proportional to that company's market value.

      For 2003, the S&P 500 Index posted a 28.7% positive return following three straight years of negative performance. All sectors within the Index posted positive returns with the largest sector contributions coming from technology, financials, consumer discretionary and industrials. The weakest sector, although still posting a slight positive return, was telecom services as that industry continues to be hampered by a myriad of problems. Within the Index, value stocks outperformed growth stocks for the full year. All market caps within the Index showed positive returns for the year. The stocks with the smallest market caps had the best returns, but their smaller weights in the Index diminished their contributions to return. The market appeared to be boosted by an improving earnings trend, strong Gross Domestic Product (GDP) and a reduction in equity risk premium and volatility.

      The Fund's performance for the twelve months ended December 31, 2003 was 28.3%, in line with the benchmark return of 28.7%.

                    [The Table Below Represents a Line Chart]

   Dates          Equity Index Fund      S & P 500 Index
   -----          -----------------      ---------------
  5/3/1999              10,000                10,000
12/31/1999              10,895                11,004
12/31/2000               9,908                10,002
12/31/2001               8,705                 8,813
12/31/2002               6,777                 6,866
12/31/2003               8,697                 8,835

----------------------------------------------------
                   Equity Index Fund
                   -----------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 12/31/03           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $12,833         28.3%     28.3%
 Since 5/3/99
  (Inception)       $ 8,697        -13.0%     -3.0%
----------------------------------------------------

----------------------------------------------------
                     S & P 500 Index
                     ---------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 12/31/03           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $12,869         28.7%     28.7%
 Since 5/3/99
  (Inception)       $ 8,835        -11.6%     -2.6%
----------------------------------------------------

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                            MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400 Index. The Index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      For 2003, the S&P MidCap 400 Index outperformed the S&P 500 Index, but trailed the Russell 2000 Index's return. This positive return followed two years of negative returns for the S&P MidCap 400 Index. The largest sector contributors to 2003 performance were technology, financials and consumer discretionary. The weakest sectors were telecom and utilities, although both posted positive returns for the year. Earnings for companies within the S&P MidCap 400 rose throughout 2003 and there were fewer negative pre-announcements than historical averages, both factors contributing positively to performance.

      The Mid-Cap Equity Index Fund's performance for the year ending December 31, 2003 was 35.2% versus the 35.6% return of the S&P MidCap 400 Index. Mid-cap futures do not trade as precisely as the larger cap instruments, so the cash flows in and out of the Fund may have an impact on the Fund's performance, relative to the benchmark.

                    [The Table Below Represents a Line Chart]

   Dates        Mid Cap Equity Index Fund    S & P Mid-Cap 400 Index
   -----        -------------------------    -----------------------
  9/1/2000                10,000                     10,000
12/31/2000                 9,456                      9,549
12/31/2001                 9,374                      9,491
12/31/2002                 8,007                      8,114
12/31/2003                10,824                     11,005

----------------------------------------------------
               Mid-Cap Equity Index Fund
               -------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
12/31/03           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $13,519         35.2%     35.2%
 Since 9/1/00
  (Inception)       $10,824          8.2%      2.4%
----------------------------------------------------

----------------------------------------------------
                S & P Mid-Cap 400 Index
                -----------------------
                                   Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 12/31/03           $10,000       lative     Annual
----------------------------------------------------
1 Year             $13,563          35.6%     35.6%
 Since 9/1/00
  (Inception)       $11,005         10.0%      2.9%
----------------------------------------------------

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                             Aggressive Equity Fund

      For the year ending December 31, 2003, the Russell 2000(R) Index recorded its best-ever return of 47.3%. Since 1979, the Index has returned over 40% for a one-year period only three times. Small caps have outperformed large caps as measured by either the Russell 1000(R) or the S&P 500(R) for five straight years, although there was some evidence that this trend was reversing late in the year. For 2003, the largest sector contributors to return were technology, consumer discretionary, health care and financial services. A dynamic that began early in the year continued through December, namely, the strongest performance occurred in the smallest of market caps and/or companies without earnings. Investors appeared to demand less of a risk premium and drove the prices of these stocks up significantly.

      The objective of the Aggressive Equity Fund is capital appreciation through investing in both growth and value stocks, with the respective weightings to be determined by market conditions. For the year ended December 31, 2003, the Fund returned 38.4% versus the 47.3% return for the Russell 2000 Index(R).

                    [The Table Below Represents a Line Chart]

   Dates          Aggressive Equity Fund      Russell 2000 Index
   -----          ----------------------      ------------------
  9/1/2000                10,000                    10,000
12/31/2000                 9,327                     9,039
12/31/2001                 8,336                     9,264
12/31/2002                 6,769                     7,366
12/31/2003                 9,368                    10,847

----------------------------------------------------
               Aggressive Equity Fund
               ----------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 12/31/03           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $13,839         38.4%     38.4%
 Since 9/1/00
  (Inception)       $ 9,368         -6.3%     -1.9%
----------------------------------------------------

----------------------------------------------------
                 Russell 2000 Index
                 ------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 12/31/03           $10,000       lative     Annual
 ----------------------------------------------------
1 Year             $14,725         47.3%     47.3%
 Since 9/1/00
  (Inception)       $10,847          8.5%      2.5%
----------------------------------------------------

The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies, the Fund returned 0.9% for the twelve months ended December 31, 2003. Short-term rates declined modestly during the first half of the year as the Federal Reserve Board lowered the Federal Funds rate from 1.25% to 1.00% in an attempt to stimulate the economy, and remained low for the rest of the year as it became clear the Fed would keep the Fed Funds rate at 1.00%. The seven-day effective yield as of February 17, 2004 is 0.8%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the investments in shares of the Money Market Fund.

                                    BOND FUND

      Long-term Treasury rates ended 2003 at 5.07%, 29 basis points higher than on December 31, 2002, and 19 basis points higher than their close on September 30, 2003. Yields on five-year Treasuries also increased, finishing 2003 at 3.25%, up 51 basis points from the prior year's close, and 42 basis points higher than at the close of the third quarter of 2003. An increasingly weak dollar, the growing Federal budget deficit and rallying equity markets all combined to push rates higher. Despite rising long-term rates, short-term rates remained at historically low levels as the Federal Reserve pegged its Fed Funds rate at 1.0%. Chairman Greenspan continues to maintain that short-term rates will stay low until an economic recovery is firmly in the works.

      Mortgage-backed securities outperformed Treasury and Agency issues as volatility decreased and spreads tightened as institutional demand for such securities increased. Capping off an impressive year, corporate bonds also performed strongly. Generally, strong cash flows into bond funds and a decline in the default rate contributed to the positive performance. Active deleveraging of corporate balance sheets, as well as fewer accounting-related surprises and incidents of corporate malfeasance also helped to make corporate bonds a top performer in 2003.

      The Fund's return for the year ended December 31, 2003 was 4.4%, compared to the Lehman Aggregate Bond Index that returned 4.1% for the same period.

                    [The Table Below Represents a Line Chart]

  Dates              Bond Fund     Lehman Bros. Aggregate Bond Index
  -----              ---------     ---------------------------------
  5/1/1996            10,000                   10,000
12/31/1996            10,501                   10,609
12/31/1997            11,435                   11,636
12/31/1998            12,379                   12,645
12/31/1999            11,948                   12,540
12/31/2000            12,649                   13,998
12/31/2001            13,630                   15,177
12/31/2002            14,610                   16,736
12/31/2003            15,260                   17,423

----------------------------------------------------
                      Bond Fund
                      ---------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 12/31/03           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $10,445          4.4%      4.4%
 5 Years            $12,327         23.3%      4.3%
 Since 5/1/96
  (Inception)       $15,260         52.6%      5.7%
----------------------------------------------------

----------------------------------------------------
         Lehman Bros. Aggregate Bond Index
         ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 12/31/03           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $10,411          4.1%      4.1%
 5 Years            $13,778         37.8%      6.6%
 Since 5/1/96
  (Inception)       $17,423         74.2%      7.5%
----------------------------------------------------

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2003

                                        Shares      Value
                                        ------   -----------
INDEXED ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.8%)
   Air Products & Chemicals, Inc.....      734   $    38,777
   Alcoa, Inc........................    2,794       106,172
   Allegheny Technologies, Inc.......      260         3,437
   Ball Corp.........................      182        10,842
   Bemis Co..........................      172         8,600
   Dow Chemical Co...................    2,973       123,588
   Du Pont (E.I.) de Nemours & Co....    3,219       147,720
   Eastman Chemical Co...............      250         9,883
   Ecolab, Inc.......................      832        22,772
   Engelhard Corp....................      405        12,130
   Freeport-McMoran Copper Cl B......      585        24,646
   Georgia-Pacific (Timber Group)....      821        25,180
   Great Lakes Chemical Corp.........      163         4,432
   Hercules, Inc.*...................      358         4,368
   International Paper Co............    1,552        66,907
   Intl. Flavors & Fragrances........      302        10,546
   Louisiana-Pacific Corp.*..........      342         6,115
   MeadWestvaco Corp.................      648        19,278
   Monsanto Co.......................      846        24,348
   Newmont Mining Corp Holding Co....    1,395        67,811
   Nucor Corp........................      253        14,168
   PPG Industries, Inc...............      549        35,147
   Pactiv Corp.*.....................      508        12,141
   Phelps Dodge Corp.*...............      289        21,990
   Praxair, Inc......................    1,050        40,110
   Rohm & Haas Co....................      719        30,708
   Sealed Air Corp.*.................      274        14,834
   Sigma-Aldrich Corp................      224        12,808
   Temple-Inland, Inc................      175        10,967
   United States Steel Group.........      334        11,697
   Vulcan Materials Co...............      328        15,603
   Weyerhaeuser Co...................      710        45,440
   Worthington Industries, Inc.......      278         5,012
                                                 -----------
                                                   1,008,177
                                                 -----------
CONSUMER, CYCLICAL (6.6%)
   eBay, Inc.*.......................    2,086       134,735
   American Greetings Corp. Cl A*....      215         4,702
   AutoZone, Inc.*...................      287        24,455
   Autonation Inc*...................      888        16,313
   Bed Bath & Beyond, Inc.*..........      956        41,443
   Best Buy Co., Inc.................    1,045        54,591
   Big Lots, Inc.*...................      377         5,357
   Black & Decker Corp...............      251        12,379
   Boise Cascade Corp................      279         9,168
   Brunswick Corp....................      296         9,422
   Carnival Corp.....................    2,034        80,811
   Centex Corp.......................      201        21,638
   Circuit City Group, Inc...........      676         6,848
   Clear Channel Communications......    1,988        93,098
   Comcast Corp. Cl A*...............    7,269       238,351
   Cooper Tire & Rubber Co...........      238         5,088
   Dana Corp.........................      480         8,808
   Darden Restaurants, Inc...........      532        11,193
   Delphi Corporation................    1,809        18,470
   Dillard's Inc. Cl A...............      269         4,428
   Disney (Walt) Co..................    6,605       154,095
   Dollar General Corp...............    1,088        22,837
   Dow Jones & Co., Inc..............      263        13,111
   Eastman Kodak Co..................      925        23,745
   Family Dollar Stores, Inc.........      557        19,985
   Federated Department Stores.......      584        27,524

                                        Shares      Value
                                        ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
CONSUMER, CYCLICAL (CONTINUED)
   Ford Motor Co.....................    5,913   $    94,608
   Fortune Brands, Inc...............      471        33,672
   Gannett Co., Inc..................      875        78,015
   Gap, Inc..........................    2,893        67,147
   General Motors Corp...............    1,811        96,707
   Genuine Parts Co..................      562        18,658
   Goodyear Tire & Rubber Co.*.......      566         4,449
   Harley-Davidson, Inc..............      978        46,484
   Harrah's Entertainment, Inc.......      357        17,768
   Hasbro, Inc.......................      563        11,981
   Hilton Hotels Corp................    1,225        20,984
   Home Depot, Inc...................    7,347       260,745
   International Game Technology ....    1,118        39,913
   Interpublic Group of Cos.,Inc.....    1,339        20,888
   Johnson Controls, Inc.............      292        33,907
   Jones Apparel Group, Inc..........      408        14,374
   KB Home...........................      150        10,878
   Knight-Ridder, Inc................      258        19,961
   Kohl's Corp.*.....................    1,098        49,344
   Leggett & Platt...................      620        13,411
   Limited Brands, Inc...............    1,668        30,074
   Liz Claiborne, Inc................      352        12,482
   Lowe's Companies, Inc.............    2,539       140,635
   Marriott International, Inc.......      747        34,511
   Mattel, Inc.......................    1,388        26,747
   May Department Stores Co..........      932        27,093
   Maytag Corp.......................      254         7,074
   McDonald's Corp...................    4,098       101,753
   McGraw-Hill Cos., Inc.............      619        43,280
   Meredith Corp.....................      162         7,907
   NIKE, Inc. Cl B...................      847        57,986
   New York Times Co. Cl A...........      481        22,987
   Newell Rubbermaid, Inc............      886        20,174
   Nordstrom, Inc....................      444        15,229
   Office Depot, Inc.*...............    1,011        16,894
   Omnicom Group, Inc................      614        53,621
   Penney (J.C.) Co., Inc............      882        23,179
   Pulte Homes Inc...................      200        18,724
   RadioShack Corp...................      530        16,260
   Reebok International Ltd..........      190         7,471
   Sears Roebuck & Co................      820        37,302
   Sherwin-Williams Co...............      471        16,363
   Snap-On, Inc......................      188         6,061
   Stanley Works.....................      262         9,922
   Staples, Inc.*....................    1,599        43,653
   Starbucks Corp.*..................    1,263        41,755
   Starwood Hotels & Resorts.........      653        23,488
   TJX Companies, Inc................    1,625        35,831
   Target Corp.......................    2,943       113,011
   Tiffany & Co......................      474        21,425
   Time Warner, Inc.*................   14,602       262,690
   Toys R Us, Inc.*..................      689         8,709
   Tribune Co........................    1,008        52,013
   Tupperware Corp...................      189         3,277
   Univision Communications, Inc.....    1,041        41,317
   V F Corp..........................      349        15,091
   Viacom, Inc. Cl B.................    5,649       250,703
   Visteon Corp......................      422         4,393
   Wendy's International, Inc........      368        14,440
   Whirlpool Corp....................      225        16,346
   Yum! Brands Inc.*.................      950        32,680
                                                 -----------
                                                   3,751,040
                                                 -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                        Shares      Value
                                        ------   -----------
INDEXED ASSETS:
COMMON STOCKS
CONSUMER, NON-CYCLICAL (6.4%)
   Alberto-Culver Co. Cl A...........      190   $    11,985
   Albertson's, Inc..................    1,185        26,840
   Altria Group, Inc.................    6,559       356,941
   Anheuser-Busch Cos., Inc..........    2,631       138,601
   Archer-Daniels-Midland Co.........    2,088        31,779
   Avon Products, Inc................      764        51,562
   Brown-Forman Corp. Cl B...........      196        18,316
   CVS Corp..........................    1,275        46,053
   Campbell Soup Co..................    1,325        35,510
   Clorox Co.........................      681        33,069
   Coca-Cola Co......................    7,916       401,737
   Coca-Cola Enterprises, Inc........    1,469        32,127
   Colgate-Palmolive Co..............    1,735        86,837
   ConAgra Foods Inc.................    1,734        45,760
   Coors (Adolph) Co. Cl B...........      118         6,620
   Costco Wholesale Corp.*...........    1,478        54,952
   General Mills, Inc................    1,206        54,632
   Gillette Co.......................    3,267       119,997
   Heinz (H.J.) Co...................    1,136        41,384
   Hershey Food Corp.................      420        32,336
   Kellogg Co........................    1,318        50,189
   Kimberly Clark Corp...............    1,629        96,258
   Kroger Co.*.......................    2,406        44,535
   McCormick & Co., Inc..............      448        13,485
   Pepsi Bottling Group Inc..........      849        20,529
   PepsiCo, Inc......................    5,544       258,461
   Proctor & Gamble Co...............    4,187       418,198
   RJ Reynolds Tobacco Holdings......      273        15,875
   Safeway, Inc.*....................    1,428        31,287
   Sara Lee Corp.....................    2,552        55,404
   Supervalu, Inc....................      433        12,379
   Sysco Corp........................    2,090        77,811
   UST, Inc..........................      536        19,130
   Wal-Mart Stores, Inc..............   13,975       741,374
   Walgreen Co.......................    3,311       120,454
   Winn-Dixie Stores, Inc............      457         4,547
   Wrigley (Wm.) Jr. Co..............      726        40,808
                                                 -----------
                                                   3,647,762
                                                 -----------
ENERGY (3.4%)
   Amerada Hess Corp.................      290        15,419
   Anadarko Petroleum Corp...........      810        41,318
   Apache Corp.......................      523        42,415
   Ashland, Inc......................      222         9,781
   BJ Services Co.*..................      511        18,345
   Baker Hughes, Inc.................    1,081        34,765
   Burlington Resources, Inc.........      641        35,499
   ChevronTexaco Corp................    3,452       298,218
   ConocoPhillips....................    2,198       144,123
   Devon Energy Corp.................      751        43,002
   EOG Resources, Inc................      372        17,175
   Exxon Mobil Corp..................   21,344       875,104
   Halliburton Co....................    1,415        36,790
   Kerr-McGee Corp...................      326        15,156
   Marathon Oil Corp.................    1,002        33,156
   Nabors Industries, Ltd*...........      473        19,630
   Noble Corporation*................      432        15,457
   Occidental Petroleum Corp.........    1,244        52,547
   Rowan Cos., Inc.*.................      304         7,044
   Schlumberger, Ltd.................    1,891       103,476
   Sunoco, Inc.......................      249        12,736
   Transocean, Inc.*.................    1,033        24,802
   Unocal Corp.......................      836        30,790
                                                 -----------
                                                   1,926,748
                                                 -----------

                                        Shares      Value
                                        ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
FINANCIAL (12.0%)
   Ace, Ltd..........................      901   $    37,319
   Aflac, Inc........................    1,656        59,914
   Allstate Corp.....................    2,272        97,741
   AmSouth Bancorporation............    1,134        27,783
   Ambac Financial Group, Inc........      345        23,940
   American Express Co...............    4,154       200,347
   American Int'l. Group, Inc........    8,422       558,210
   Aon Corp..........................    1,013        24,251
   Apartment Investment & Mgmt.Co....      304        10,488
   BB & T Corp.......................    1,765        68,200
   Bank One Corp.....................    3,610       164,580
   Bank of America Corp..............    4,798       385,903
   Bank of New York Co., Inc.........    2,498        82,734
   Bear Stearns Cos., Inc............      317        25,344
   Capital One Financial Corp........      746        45,722
   Charles Schwab Corp...............    4,381        51,871
   Charter One Financial, Inc........      719        24,841
   Chubb Corp........................      606        41,269
   Cincinnati Financial Corp.........      518        21,694
   Citigroup, Inc....................   16,658       808,579
   Comerica, Inc.....................      566        31,730
   Countrywide Financial Corp........      716        54,309
   Equity Office Properties..........    1,291        36,987
   Equity Residential................      890        26,264
   Fannie Mae........................    3,138       235,538
   Federated Investors Inc...........      351        10,305
   Fifth Third Bancorp...............    1,837       108,567
   First Tennessee Natl. Corp........      405        17,861
   FleetBoston Financial Corp........    3,405       148,628
   Franklin Resources, Inc...........      810        42,169
   Freddie Mac.......................    2,247       131,045
   Golden West Financial Corp........      491        50,666
   Goldman Sachs Group Inc...........    1,529       150,958
   Hartford Financial Svc Gp,Inc.....      914        53,953
   Huntington Bancshares, Inc........      739        16,628
   J.P. Morgan Chase & Co............    6,588       241,977
   Janus Capital Group...............      777        12,751
   Jefferson-Pilot Corp..............      455        23,046
   John Hancock Financial Services...      934        35,025
   KeyCorp...........................    1,354        39,699
   Lehman Brothers Holdings, Inc.....      877        67,722
   Lincoln National Corp.............      575        23,213
   Loews Corp........................      599        29,621
   MBIA, Inc.........................      465        27,542
   MBNA Corp.........................    4,126       102,531
   MGIC Investment Corp..............      318        18,107
   Marsh & McLennan Cos., Inc........    1,712        81,988
   Marshall & Ilsley Corp............      731        27,961
   Mellon Financial Corp.............    1,389        44,601
   Merrill Lynch & Co., Inc..........    3,053       179,058
   MetLife Inc.......................    2,455        82,660
   Moody's Corp......................      481        29,125
   Morgan Stanley....................    3,497       202,371
   National City Corp................    1,963        66,624
   North Fork Bancorp, Inc...........      490        19,830
   Northern Trust Corp...............      712        33,051
   PNC Financial Services Group......      895        48,983
   Plum Creek Timber Co..............      591        17,996
   Principal Financial Group Inc.....    1,043        34,492
   Progressive Corp. of Ohio.........      698        58,346
   Prologis Trust....................      581        18,644
   Providian Financial Corp.*........      937        10,907
   Prudential Financial Inc..........    1,745        72,889
   Regions Financial Corp............      717        26,672

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                        Shares      Value
                                        ------   -----------
INDEXED ASSETS:
COMMON STOCKS
FINANCIAL (CONTINUED)
   SLM Corporation...................    1,456   $    54,862
   Safeco Corp.......................      447        17,402
   Simon Property Group..............      618        28,638
   SouthTrust Corp...................    1,072        35,087
   St. Paul Companies, Inc...........      737        29,222
   State Street Corp.................    1,079        56,194
   Suntrust Banks, Inc...............      909        64,994
   Synovus Financial Corp............      974        28,168
   T. Rowe Price Group, Inc..........      402        19,059
   Torchmark Corp....................      365        16,622
   Travelers Property Casualty Co....    3,245        55,068
   UNUM Provident Corp...............      956        15,076
   US Bancorp........................    6,228       185,470
   Union Planters Corp...............      609        19,177
   Wachovia Corp.....................    4,275       199,172
   Washington Mutual, Inc............    2,904       116,508
   Wells Fargo & Company.............    5,464       321,775
   XL Capital Limited................      443        34,355
   Zions Bancorporation..............      290        17,786
                                                 -----------
                                                   6,868,405
                                                 -----------
HEALTHCARE (7.7%)
   Abbott Laboratories...............    5,048       235,237
   Aetna, Inc........................      493        33,317
   Allergan, Inc.....................      421        32,337
   Amerisource Bergen Corp...........      361        20,270
   Amgen, Inc.*......................    4,166       257,459
   Anthem, Inc.*.....................      447        33,525
   Applera Corp.-Applied Biosys......      672        13,917
   Bard (C.R.), Inc..................      167        13,569
   Bausch & Lomb, Inc................      169         8,771
   Baxter International, Inc.........    1,971        60,155
   Becton Dickinson & Co.............      820        33,735
   Biogen Idec Inc.*.................    1,058        38,913
   Biomet, Inc.......................      826        30,075
   Boston Scientific Corp.*..........    2,645        97,230
   Bristol-Myers Squibb Co...........    6,262       179,093
   CIGNA Corp........................      454        26,105
   Cardinal Health, Inc..............    1,398        85,502
   Chiron Corp.*.....................      606        34,536
   Express Scripts, Inc.*............      254        16,873
   Forest Laboratories, Inc.*........    1,181        72,986
   Genzyme Corp. (Genl. Div)*........      724        35,722
   Guidant Corp......................      975        58,695
   HCA, Inc..........................    1,600        68,736
   Health Management Associates......      774        18,576
   Humana, Inc.*.....................      520        11,882
   IMS Health, Inc...................      773        19,217
   Johnson & Johnson.................    9,585       495,161
   King Pharmaceuticals Inc*.........      779        11,888
   Lilly (Eli) & Co..................    3,626       255,017
   Manor Care, Inc...................      288         9,956
   McKesson Corp.....................      941        30,263
   Medco Health Solutions*...........      873        29,673
   Medimmune, Inc.*..................      799        20,295
   Medtronic, Inc....................    3,914       190,260
   Merck & Co., Inc..................    7,185       331,947
   Millipore Corp.*..................      158         6,802
   Pfizer, Inc.......................   24,644       870,673
   Quest Diagnostics, Inc............      336        24,565
   Schering-Plough Corp..............    4,745        82,516
   St. Jude Medical, Inc.*...........      557        34,172
   Stryker Corp......................      644        54,746
   Tenet Healthcare Corp.*...........    1,501        24,091

                                        Shares      Value
                                        ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (CONTINUED)
   UnitedHealth Group Inc............    1,894   $   110,193
   Watson Pharmaceuticals, Inc.*.....      349        16,054
   Wellpoint Health Networks Inc.....      491        47,622
   Wyeth.............................    4,301       182,577
   Zimmer Holdings, Inc.*............      781        54,982
                                                 -----------
                                                   4,419,886
                                                 -----------
INDUSTRIAL (6.3%)
   3M Company........................    2,535       215,551
   Allied Waste Industries, Inc.*....    1,034        14,352
   American Power Conversion.........      641        15,672
   American Standard Cos., Inc.*.....      235        23,665
   Apollo Group, Inc. Cl A*..........      570        38,760
   Avery Dennison Corp...............      357        19,999
   Block (H. & R.), Inc..............      576        31,893
   Boeing Co.........................    2,717       114,494
   Burlington Northern Santa Fe......    1,199        38,788
   CSX Corp..........................      691        24,835
   Caterpillar, Inc..................    1,121        93,065
   Cendant Corp.*....................    3,272        72,867
   Cintas Corp.......................      551        27,622
   Cooper Industries, Ltd.*..........      301        17,437
   Crane Co..........................      192         5,902
   Cummins Inc.......................      137         6,705
   Danaher Corp......................      496        45,508
   Deere & Co........................      775        50,414
   Delta Air Lines, Inc.*............      399         4,712
   Deluxe Corp.......................      163         6,737
   Donnelley (R.R.) & Sons Co........      367        11,065
   Dover Corp........................      654        25,997
   Eaton Corp........................      245        26,455
   Emerson Electric Co...............    1,359        87,995
   Equifax, Inc......................      449        11,001
   FedEx Corp........................      963        65,003
   Fluor Corp........................      265        10,505
   General Dynamics Corp.............      639        57,759
   General Electric Co...............   32,424     1,004,496
   Goodrich Corporation..............      380        11,282
   Grainger (W.W.), Inc..............      295        13,980
   Honeywell International, Inc......    2,784        93,069
   ITT Industries, Inc...............      298        22,115
   Illinois Tool Works, Inc..........      995        83,490
   Ingersoll Rand Co.*...............      560        38,013
   Lockheed Martin Corp..............    1,456        74,838
   Masco Corp........................    1,496        41,005
   Monster Worldwide, Inc.*..........      364         7,993
   Navistar International Corp.*.....      222        10,632
   Norfolk Southern Corp.............    1,261        29,823
   Northrop Grumman Corp.............      591        56,500
   PACCAR, Inc.......................      377        32,090
   Pall Corp.........................      404        10,839
   Parker Hannifin Corp..............      383        22,789
   Pitney Bowes, Inc.................      754        30,627
   Power One, Inc.*..................      269         2,913
   Raytheon Co,......................    1,344        40,374
   Robert Half Intl., Inc.*..........      553        12,907
   Rockwell Automation Inc...........      602        21,431
   Rockwell Collins..................      572        17,177
   Ryder System, Inc.................      207         7,069
   Southwest Airlines Co.............    2,542        41,028
   Textron, Inc......................      439        25,049
   Thomas & Betts Corp...............      189         4,326
   Tyco International Ltd............    6,455       171,058
   Union Pacific Corp................      824        57,252

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                        Shares      Value
                                        ------   -----------
INDEXED ASSETS:
COMMON STOCKS
INDUSTRIAL (CONTINUED)
   United Parcel Service Cl B........    3,630   $   270,617
   United Technologies Corp..........    1,520       144,050
   Waste Management, Inc.............    1,881        55,678
                                                 -----------
                                                   3,619,268
                                                 -----------
TECHNOLOGY (10.3%)
   ADC Telecommunications, Inc.*.....    2,599         7,719
   Adobe Systems, Inc................      756        29,711
   Advanced Micro Devices, Inc.*.....    1,126        16,777
   Agilent Technologies, Inc.*.......    1,536        44,913
   Altera Corp.*.....................    1,223        27,762
   Analog Devices, Inc...............    1,186        54,141
   Andrew Corp.*.....................      496         5,709
   Apple Computer, Inc.*.............    1,171        25,024
   Applied Materials, Inc.*..........    5,371       120,579
   Applied Micro Circuits, Corp.*....      991         5,926
   Autodesk, Inc.....................      360         8,849
   Automatic Data Processing, Inc....    1,920        76,051
   Avaya, Inc.*......................    1,346        17,417
   BMC Software, Inc.*...............      731        13,633
   Broadcom Corp. Cl A*..............      978        33,272
   Ciena Corp.*......................    1,530        10,159
   Cisco Systems, Inc.*..............   22,292       541,473
   Citrix Systems, Inc.*.............      530        11,241
   Computer Associates Intl., Inc....    1,870        51,126
   Computer Sciences Corp.*..........      605        26,759
   Compuware Corp.*..................    1,240         7,490
   Comverse Technology Inc.*.........      623        10,959
   Concord EFS, Inc.*................    1,502        22,290
   Convergys Corp.*..................      462         8,067
   Corning, Inc.*....................    4,294        44,786
   Dell Inc.*........................    8,268       280,781
   EMC Corp.*........................    7,760       100,259
   Electronic Arts, Inc.*............      962        45,964
   Electronic Data Systems Corp......    1,551        38,062
   First Data Corp...................    2,353        96,685
   Fiserv, Inc.*.....................      626        24,733
   Gateway, Inc.*....................    1,048         4,821
   Hewlett-Packard Co................    9,846       226,163
   Intel Corp........................   21,093       679,195
   Intl. Business Machines Corp......    5,556       514,930
   Intuit, Inc.*.....................      641        33,915
   JDS Uniphase Corp.*...............    4,634        16,914
   Jabil Circuit, Inc.*..............      645        18,254
   KLA Tencor Corp.*.................      629        36,903
   LSI Logic Corp.*..................    1,224        10,857
   Lexmark Int'l, Inc.*..............      415        32,636
   Linear Technology Corp............    1,009        42,449
   Lucent Technologies*..............   13,542        38,459
   Maxim Integrated Products, Inc....    1,061        52,838
   Mercury Interactive Corp.*........      291        14,154
   Micron Technology , Inc.*.........    1,972        26,563
   Microsoft Corp....................   34,916       961,579
   Molex, Inc. Cl A..................      615        21,457
   Motorola, Inc.....................    7,517       105,764
   NCR Corp.*........................      305        11,834
   NVIDIA Corporation*...............      524        12,183
   National Semiconductor Corp.*.....      599        23,607
   Network Appliance, Inc.*..........    1,114        22,870
   Novell, Inc.*.....................    1,206        12,687
   Novellus Systems, Inc.*...........      492        20,689
   Oracle Corp.*.....................   16,878       222,790
   PMC Sierra, Inc.*.................      558        11,244
   Parametric Technology Corp.*......      860         3,388

                                        Shares      Value
                                        ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
TECHNOLOGY (CONTINUED)
   Paychex, Inc......................    1,218   $    45,310
   Peoplesoft, Inc.*.................    1,211        27,611
   PerkinElmer, Inc..................      410         6,999
   QLogic Corp.*.....................      305        15,738
   Qualcomm, Inc.....................    2,584       139,355
   Sabre Group Holdings, Inc.........      463         9,996
   Sanmina Corp.*....................    1,671        21,071
   Scientific-Atlanta, Inc...........      490        13,377
   Siebel Systems, Inc.*.............    1,601        22,206
   Solectron Corp.*..................    2,700        15,957
   Sun Microsystems, Inc.*...........   10,549        47,365
   Sungard Data Sys. Inc.*...........      928        25,715
   Symantec Corp.*...................      995        34,477
   Symbol Technologies, Inc..........      745        12,583
   Tektronix, Inc....................      273         8,627
   Tellabs, Inc.*....................    1,347        11,355
   Teradyne, Inc.*...................      618        15,728
   Texas Instruments, Inc............    5,589       164,205
   Thermo Electron Corp.*............      526        13,255
   Unisys Corp.*.....................    1,067        15,845
   Veritas Software Corp.*...........    1,381        51,318
   Waters Corp.*.....................      392        12,999
   Xerox Corp.*......................    2,557        35,287
   Xilinx, Inc.*.....................    1,105        42,808
   Yahoo!, Inc.*.....................    2,123        95,896
                                                 -----------
                                                   5,892,543
                                                 -----------
TELECOMMUNICATIONS (2.0%)
   AT&T Corp.........................    2,551        51,785
   AT&T Wireless Services *..........    8,766        70,040
   Alltel Corp.......................    1,008        46,953
   BellSouth Corp....................    5,968       168,894
   CenturyTel, Inc...................      466        15,201
   Citizens Communications Co.*......      919        11,414
   Nextel Communications, Inc.*......    3,551        99,641
   Qwest Communications Intl.*.......    5,710        24,667
   SBC Communications, Inc...........   10,691       278,714
   Sprint Corp. (FON Gp.)............    2,919        47,930
   Sprint Corp. (PCS Gp.)*...........    3,342        18,749
   Verizon Communications............    8,918       312,843
                                                 -----------
                                                   1,146,831
                                                 -----------
UTILITIES (1.7%)
   AES Corp.*........................    2,011        18,984
   Allegheny Energy, Inc.*...........      410         5,232
   Ameren Corp.......................      524        24,104
   American Electric Power, Inc......    1,276        38,931
   CINergy Corp......................      575        22,316
   CMS Energy Corp.*.................      520         4,430
   Calpine Corp.*....................    1,334         6,417
   Centerpoint Energy, Inc...........      988         9,574
   Consolidated Edison, Inc..........      728        31,311
   Constellation Energy Group........      540        21,141
   DTE Energy Co.....................      543        21,394
   Dominion Resources, Inc...........    1,048        66,894
   Duke Energy Corp..................    2,931        59,939
   Dynergy, Inc.*....................    1,217         5,209
   Edison International..............    1,052        23,070
   El Paso Corp......................    1,964        16,085
   Entergy Corp......................      739        42,219
   Exelon Corp.......................    1,056        70,076
   FPL Group, Inc....................      594        38,859
   FirstEnergy Corp..................    1,065        37,488
   Keyspan Corporation...............      514        18,915

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                        Shares      Value
                                        ------   -----------
INDEXED ASSETS:
COMMON STOCKS
UTILITIES (CONTINUED)
   Kinder Morgan, Inc................      398   $    23,522
   NiSource, Inc.....................      848        18,605
   Nicor, Inc........................      142         4,834
   PG & E Corp.*.....................    1,339        37,184
   PPL Corporation...................      573        25,069
   Peoples Energy Corp...............      119         5,003
   Pinnacle West Capital Corp........      295        11,806
   Progress Energy, Inc..............      791        35,801
   Public Svc. Enterprise Group......      759        33,244

                                        Shares       Value
                                        ------     ---------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
UTILITIES (CONTINUED)
   Sempra Energy.....................      731   $    21,974
   Southern Co.......................    2,364        71,511
   TXU Corp..........................    1,046        24,811
   Teco Energy, Inc..................      607         8,747
   Williams Cos., Inc................    1,673        16,429
   Xcel Energy, Inc..................    1,288        21,870
                                                 -----------
                                                     942,998
                                                 -----------
TOTAL INDEXED ASSETS-COMMON STOCKS
   (Cost: $33,457,414) 58.2%.........            $33,223,658
                                                 -----------
----------
*     Non-income producing security.

                                                                                                     Face
                                                                           Rate      Maturity       Amount          Value
                                                                          -------    --------      --------        -------
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
   U.S. Treasury Bill(a)..............................................     0.90%      01/15/04     $100,000    $    99,966
   U.S. Treasury Bill(a)..............................................     0.88       02/26/04      250,000        249,658
                                                                                                               -----------
                                                                                                                   349,624
                                                                                                               -----------
U.S. GOVERNMENT AGENCIES (1.4%)
   Federal National Mortgage Association..............................     0.69       01/02/04      810,000        809,984
                                                                                                               -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,159,608) 2.0%..................................................................................     1,159,608
                                                                                                               -----------
TOTAL INDEXED ASSETS
   (Cost: $34,617,022) 60.2%................................................................................   $34,383,266
                                                                                                               -----------

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2003:

                                                                                   Expiration    Underlying Face   Unrealized
                                                                                      Date       Amount at Value   Gain(Loss)
                                                                                  ------------ ----------------    ----------
PURCHASED
   4 S&P 500 Stock Index Futures Contracts.....................................  March 31, 2004    $1,110,600       $33,900
                                                                                                   ==========       =======

Face value of futures purchased and oustanding as a percentage of total investments in securities: 1.9%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                        Shares      Value
                                        ------   -----------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (2.2%)
   Alcoa, Inc........................      435     $  16,530
   Celanese AG*......................    2,060        83,821
   Cleveland-Cliffs, Inc.*...........    2,160       110,052
   Coeur D'Alene Mines Corp.*........    9,350        54,043
   Cytec Industries, Inc.*...........    1,680        64,495
   Georgia Gulf Corp.................    5,180       149,598
   Goldcorp Inc......................      820        13,079
   Graftech International Ltd.*......    6,850        92,475
   International Paper Co............    2,730       117,690
   Lyondell Petrochemical Co.........    3,050        51,698
   Monsanto Co.......................    4,000       115,120
   Pactiv Corp.*.....................    5,500       131,450
   Praxair, Inc......................    1,110        42,402
   Steel Dynamics, Inc.*.............    3,320        76,360
   TETRA Technologies*...............    3,360        83,530
   Valspar Corp......................    1,010        49,914
                                                  ----------
                                                   1,252,257
                                                  ----------
CONSUMER, CYCLICAL (5.0%)
   American Axle & Mfg. Holdings*....    2,590       104,688
   Borg-Warner, Inc..................    1,050        89,324
   Buffalo Wild Wings, Inc.*.........      380         9,831
   CBRL Group, Inc...................    2,020        77,285
   Cheesecake Factory, Inc.*.........    1,620        71,329
   Clear Channel Communications......    1,250        58,538
   Courier Corp......................    1,239        47,666
   Dick's Sporting Goods Inc.*.......    1,700        82,722
   Disney (Walt) Co..................    4,540       105,918
   Ford Motor Co.....................   13,070       209,120
   Gap, Inc..........................    2,630        61,042
   General Motors Corp...............    2,620       139,908
   Guitar Center Inc.*...............    3,188       104,056
   Hibbett Sporting Goods, Inc.*.....    2,610        77,778
   Hot Topic, Inc.*..................    1,975        58,184
   ITT Educational Services, Inc.....    1,380        64,819
   Jacuzzi Brands, Inc.*.............    9,210        65,299
   Landry's Restaurant Inc...........    5,840       150,205
   P.F. Changs China Bistro Inc.*....      884        44,978
   Quality Distribution, Inc.*.......    3,150        61,740
   Rare Hospitality Int'l., Inc.*....    2,445        59,756
   Red Robin Gourmet Burgers*........    3,040        92,629
   Redenvelope, Inc.*................    5,280        88,176
   The Finish Line Cl A*.............    2,610        78,222
   The Steak N Shake Company*........    3,430        61,226
   Time Warner, Inc.*................   14,230       255,998
   Tribune Co........................    4,200       216,720
   West Marine, Inc.*................    7,380       205,238
   Wet Seal, Inc. Cl A*..............    5,840        57,758
   XM Satellite Radio Holdings Cl A..    2,659        69,905
                                                  ----------
                                                   2,870,058
                                                  ----------
CONSUMER, NON-CYCLICAL (0.9%)
   Anheuser-Busch Cos., Inc..........    3,340       175,951
   Gillette Co.......................    4,650       170,795
   Jarden Corp.*.....................    5,220       142,715
                                                  ----------
                                                     489,461
                                                  ----------
ENERGY (1.9%)
   Apache Corp.......................      577        46,795
   Brigham Exploration Company*......    8,500        68,247
   Chesapeake Energy Corp............    3,780        51,332
   ChevronTexaco Corp................    1,950       168,461
   Denbury Resources, Inc.*..........    3,240        45,068
   Exxon Mobil Corp..................    1,760        72,160
                                        Shares      Value
                                        ------   -----------
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
ENERGY (CONTINUED)
   Maverick Tube Corp.*..............    4,030     $  77,578
   Occidental Petroleum Corp.........    1,620        68,429
   Patina Oil & Gas Corp.............    2,177       106,651
   Pogo Producing Co.................      630        30,429
   Quicksilver Resources*............      880        28,424
   Southwestern Energy Co.*..........    5,150       123,085
   Ultra Petroleum Corp*.............    2,870        70,659
   Western Gas Resources.............    3,140       148,365
                                                  ----------
                                                   1,105,683
                                                  ----------
FINANCIAL (5.3%)
   Aflac, Inc........................    6,530       236,255
   Alabama National Bancorp..........    1,886        99,109
   American Express Co...............      500        24,115
   American Int'l. Group, Inc........    7,970       528,252
   Bank of America Corp..............      700        56,301
   Bank of Hawaii Corp...............      330        13,926
   Bank of the Ozarks................    2,220        50,017
   Charles Schwab Corp...............    5,700        67,488
   Cincinnati Financial Corp.........    3,680       154,118
   Citigroup, Inc....................    1,120        54,365
   Comerica, Inc.....................    1,680        94,181
   Conseco, Inc.*....................    3,150        68,670
   East West Bancorp Inc.............    2,147       115,251
   Huntington Bancshares, Inc........    6,900       155,250
   J.P. Morgan Chase & Co............    2,000        73,460
   MBNA Corp.........................   12,100       300,685
   Morgan Stanley....................    6,850       396,410
   PNC Financial Services Group......    1,820        99,609
   PrivateBancorp, Inc...............    4,094       185,417
   SouthTrust Corp...................    1,540        50,404
   Synovus Financial Corp............      770        22,268
   Texas Regional Bancshares.........    2,107        77,959
   Wachovia Corp.....................    1,060        49,385
   Wells Fargo & Company.............      460        27,089
                                                  ----------
                                                   2,999,984
                                                  ----------
HEALTHCARE (3.6%)
   Acusphere, Inc.*..................    2,250        19,755
   Alaris Medical Systems, Inc.*.....    3,275        49,813
   Alexion Pharmaceuticals Inc*......    2,520        42,890
   Bristol-Myers Squibb Co...........    7,130       203,918
   Cardinal Health, Inc..............    4,400       269,104
   Centene Corporation*..............    2,080        58,261
   Closure Medical Corporation*......    1,240        42,272
   Cubist Pharmaceuticals, Inc.*.....    2,568        31,227
   Dendreon Corp.*...................    5,330        42,960
   Edwards Lifesciences Corp.*.......    1,663        50,023
   GTC Biotherapeutics*..............    7,650        22,939
   IDEXX Laboratories, Inc.*.........    1,057        48,918
   Introgen Therapeutics, Inc.*......    3,810        32,309
   Maxim Pharmaceuticals, Inc.*......    4,340        38,626
   Medtronic, Inc....................    4,900       238,189
   Neurocrine Biosciences, Inc.*.....      331        18,053
   Pfizer, Inc.......................    7,900       279,107
   Pharmaceutical Resources Inc*.....      920        59,938
   Select Medical Corp...............    8,060       131,217
   Shire Pharmaceuticals Group Plc...    2,680        77,881
   Staar Surgical Co*................    4,027        45,344
   Telik, Inc.*......................    2,073        47,679
   Vicuron Pharmaceuticals, Inc.*....    1,755        32,731
   VistaCare, Inc. Cl A*.............    3,650       127,531
   Vital Images, Inc.*...............    3,499        62,492
                                                  ----------
                                                   2,073,177
                                                  ----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                        Shares      Value
                                        ------   -----------
ACTIVE ASSETS:
COMMON STOCKS
INDUSTRIAL (5.0%)
   3M Company........................      480     $  40,814
   AGCO Corp.*.......................    3,760        75,726
   Actuant Corp. Cl A*...............    3,810       137,922
   Ametek, Inc.......................    1,470        70,942
   Applied Industrial Tech , Inc.....    2,920        69,671
   Aspect Communications Inc.*.......    4,430        69,817
   Asyst Technologies, Inc.*.........    1,670        28,975
   Benchmark Electronics*............    2,082        72,474
   Boeing Co.........................    4,425       186,470
   Buckeye Technologies Inc.*........    6,070        61,004
   Cendant Corp.*....................    5,570       124,044
   Clarcor, Inc......................    3,018       133,094
   Cymer, Inc.*......................      850        39,262
   Electro Scientific Inds Inc.*.....    2,500        59,500
   Esterline Technologies*...........    2,940        78,410
   Graco, Inc........................    2,020        81,002
   Jacobs Engineering Group, Inc.....    1,720        82,577
   Joy Global, Inc...................    3,560        93,094
   Kirby Corp.*......................    4,791       167,110
   Moog, Inc. Cl A*..................    1,350        66,690
   Mykrolis Corp*....................    4,430        71,234
   NN, Inc...........................    4,770        59,911
   Northrop Grumman Corp.............    1,530       146,268
   Precision Castparts Corp..........    1,960        89,004
   Roper Industries, Inc.............    1,340        66,008
   Shaw Group Inc*...................    5,240        71,369
   TTM Technologies*.................    5,810        98,073
   UTI Worldwide, Inc.*..............    2,370        89,610
   Union Pacific Corp................    2,570       178,564
   United Parcel Service Cl B........      390        29,075
   Wabash National Corp.*............    2,440        71,492
   York International Corp...........    4,020       147,936
                                                  ----------
                                                   2,857,142
                                                  ----------
TECHNOLOGY (10.7%)
   ASE Test Limited*.................    5,700        85,329
   Agilent Technologies, Inc.*.......    7,760       226,902
   Altiris, Inc.*....................    2,690        98,131
   Applied Materials, Inc.*..........   14,300       321,035
   Ascential Software Corp.*.........    3,470        89,977
   Axcelis Technology *..............    2,920        29,842
   Brocade Communication Sys.*.......   16,700        96,526
   Chordiant Software Inc.*..........    9,910        54,010
   Cisco Systems, Inc.*..............   14,500       352,205
   Corning, Inc.*....................   13,980       145,811
   Cray, Inc.*.......................    5,157        51,209
   Cypress Semiconductor Corp.*......    3,124        66,729
   Dell Inc.*........................    7,000       237,720
   EMC Corp.*........................   23,500       303,620
   Embarcardero Technologies, Inc....    3,340        53,273
                                        Shares      Value
                                        ------   -----------
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
TECHNOLOGY (CONTINUED)
   Emulex Corp.*.....................    3,208     $  85,589
   Fairchild Semiconductor Intl.*....    4,612       115,162
   Integrated Device Tech., Inc.*....    4,610        79,154
   Integrated Silicon Solution*......    5,190        81,327
   International Rectifier*..........    3,286       162,361
   Intersil Corp. Cl A...............    6,300       156,555
   Juniper Networks Inc.*............   20,900       390,412
   Kulicke and Soffa Industries*.....    1,780        25,596
   LTX Corp.*........................    2,250        33,818
   Lecroy Corp.*.....................    1,300        23,504
   Linear Technology Corp............    7,750       326,043
   Magma Design Automation*..........    7,175       167,465
   Mapinfo Corp.*....................    4,980        50,248
   Mastec, Inc.*.....................    5,650        83,677
   Maxim Integrated Products, Inc....    7,200       358,560
   Microsoft Corp....................    9,500       261,621
   Mindspeed Technologies*...........   17,680       121,108
   Nortel Networks Corp.*............   17,860        75,548
   Power Integrations, Inc.*.........    1,820        60,897
   Quest Software, Inc.*.............    5,590        79,378
   SONUS Networks Inc.*..............    6,861        51,732
   Semtech Corp.*....................    3,250        73,873
   Silicon Storage Technology *......    5,660        62,260
   Technitrol Inc.*..................    3,300        68,442
   Varian Semiconductor Equip.*......      840        36,700
   Veritas Software Corp.*...........    8,300       308,428
   Websense, Inc.*...................    3,160        92,398
   Xilinx, Inc.*.....................    9,000       348,660
   Zebra Technologies Cl A*..........    1,440        95,486
                                                  ----------
                                                   6,088,321
                                                  ----------
TELECOMMUNICATIONS (0.7%)
   BellSouth Corp....................    5,520       156,216
   CenturyTel, Inc...................    3,200       104,384
   Citizens Communications Co.*......    4,300        53,406
   Nextel Communications, Inc.*......      530        14,872
   SpectraLink Corporation...........    3,970        76,105
                                                  ----------
                                                     404,983
                                                  ----------
UTILITIES (1.0%)
   CINergy Corp......................    5,290       205,305
   Energen Corp......................    2,100        86,163
   Equitable Resources, Inc..........      470        20,172
   Exelon Corp.......................    2,430       161,255
   Williams Cos., Inc................    9,370        92,012
                                                  ----------
                                                     564,907
                                                  ----------
TOTAL ACTIVE ASSETS -- COMMON STOCKS
   (Cost: $17,531,162) 36.3%.........            $20,705,973
                                                 -----------

----------
*     Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                                                                                     Face
                                                                           Rate      Maturity        Amount         Value
                                                                         --------    ---------    ----------      --------
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.6%)
   Federal National Mortgage Association..............................     0.69%      01/02/04   $1,480,000    $ 1,479,971
                                                                                                               -----------

TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,479,971) 2.6%..................................................................................     1,479,971
                                                                                                               -----------

TOTAL ACTIVE ASSETS
   (Cost: $19,011,133) 38.9%................................................................................    22,185,944
                                                                                                               -----------

TEMPORARY CASH INVESTMENTS
   (Cost: $487,000) 0.9%**..................................................................................       487,000
                                                                                                               -----------

TOTAL INVESTMENTS
   (Cost: $54,115,155) 100.0%...............................................................................   $57,056,210
                                                                                                               ===========

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2003 was 0.44%.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2003

                                        Shares      Value
                                        ------   -----------
COMMON STOCKS:
BASIC MATERIALS (2.9%)
   Air Products & Chemicals, Inc.....      951   $    50,241
   Alcoa, Inc........................    3,622       137,636
   Allegheny Technologies, Inc.......      338         4,468
   Ball Corp.........................      236        14,059
   Bemis Co..........................      222        11,100
   Dow Chemical Co...................    3,853       160,169
   Du Pont (E.I.) de Nemours & Co....    4,172       191,453
   Eastman Chemical Co...............      324        12,808
   Ecolab, Inc.......................    1,078        29,505
   Engelhard Corp....................      525        15,724
   Freeport-McMoran Copper Cl B......      758        31,935
   Georgia-Pacific (Timber Group)....    1,064        32,633
   Great Lakes Chemical Corp.........      212         5,764
   Hercules, Inc.*...................      464         5,661
   International Paper Co............    2,011        86,694
   Intl. Flavors & Fragrances........      392        13,689
   Louisiana-Pacific Corp.*..........      443         7,921
   MeadWestvaco Corp.................      840        24,990
   Monsanto Co.......................    1,097        31,572
   Newmont Mining Corp. Holding Co...    1,808        87,887
   Nucor Corp........................      328        18,368
   PPG Industries, Inc...............      711        45,518
   Pactiv Corp.*.....................      658        15,726
   Phelps Dodge Corp.*...............      374        28,458
   Praxair, Inc......................    1,361        51,990
   Rohm & Haas Co....................      932        39,806
   Sealed Air Corp.*.................      356        19,274
   Sigma-Aldrich Corp................      290        16,582
   Temple-Inland, Inc................      227        14,226
   United States Steel Group.........      432        15,129
   Vulcan Materials Co...............      426        20,265
   Weyerhaeuser Co...................      920        58,880
   Worthington Industries, Inc.......      360         6,491
                                                 -----------
                                                   1,306,622
                                                 -----------
CONSUMER, CYCLICAL (10.8%)
   eBay, Inc.*.......................    2,704       174,651
   American Greetings Corp. Cl A*....      278         6,080
   AutoZone, Inc.*...................      372        31,698
   Autonation, Inc.*.................    1,151        21,144
   Bed Bath & Beyond, Inc.*..........    1,239        53,711
   Best Buy Co., Inc.................    1,355        70,785
   Big Lots, Inc.*...................      489         6,949
   Black & Decker Corp...............      325        16,029
   Boise Cascade Corp................      362        11,895
   Brunswick Corp....................      383        12,191
   Carnival Corp.....................    2,637       104,768
   Centex Corp.......................      260        27,989
   Circuit City Group, Inc...........      877         8,884
   Clear Channel Communications......    2,577       120,681
   Comcast Corp. Cl A*...............    9,422       308,947
   Cooper Tire & Rubber Co...........      309         6,606
   Dana Corp.........................      622        11,414
   Darden Restaurants, Inc...........      690        14,518
   Delphi Corporation................    2,345        23,942
   Dillard's, Inc. Cl A..............      349         5,745
   Disney (Walt) Co..................    8,561       199,728
   Dollar General Corp...............    1,411        29,617
   Dow Jones & Co., Inc..............      341        16,999
   Eastman Kodak Co..................    1,199        30,778
   Family Dollar Stores, Inc.........      722        25,905
   Federated Department Stores.......      757        35,677
   Ford Motor Co.....................    7,664       122,624
   Fortune Brands, Inc...............      611        43,680
   Gannett Co., Inc..................    1,135       101,197

                                        Shares      Value
                                        ------   -----------
COMMON STOCKS (CONTINUED):
CONSUMER, CYCLICAL (CONTINUED)
   Gap, Inc..........................    3,750   $    87,038
   General Motors Corp...............    2,347       125,330
   Genuine Parts Co..................      728        24,170
   Goodyear Tire & Rubber Co.*.......      734         5,769
   Harley-Davidson, Inc..............    1,268        60,268
   Harrah's Entertainment, Inc.......      462        22,994
   Hasbro, Inc.......................      730        15,534
   Hilton Hotels Corp................    1,588        27,202
   Home Depot, Inc...................    9,523       337,971
   International Game Technology ....    1,449        51,729
   Interpublic Group of Cos., Inc....    1,736        27,082
   Johnson Controls, Inc.............      378        43,893
   Jones Apparel Group, Inc..........      529        18,637
   KB Home...........................      194        14,069
   Knight-Ridder, Inc................      334        25,842
   Kohl's Corp.*.....................    1,423        63,950
   Leggett & Platt...................      803        17,369
   Limited Brands, Inc...............    2,163        38,999
   Liz Claiborne, Inc................      457        16,205
   Lowe's Companies, Inc.............    3,291       182,288
   Marriott International, Inc.......      968        44,722
   Mattel, Inc.......................    1,799        34,667
   May Department Stores Co..........    1,208        35,117
   Maytag Corp.......................      329         9,163
   McDonald's Corp...................    5,312       131,897
   McGraw-Hill Cos., Inc.............      802        56,076
   Meredith Corp.....................      210        10,250
   NIKE, Inc. Cl B...................    1,098        75,169
   New York Times Co. Cl A...........      623        29,773
   Newell Rubbermaid, Inc............    1,149        26,163
   Nordstrom, Inc....................      575        19,723
   Office Depot, Inc.*...............    1,311        21,907
   Omnicom Group, Inc................      795        69,427
   Penney (J.C.) Co., Inc............    1,143        30,038
   Pulte Homes Inc...................      260        24,341
   RadioShack Corp...................      687        21,077
   Reebok International, Ltd.........      246         9,673
   Sears Roebuck & Co................    1,062        48,310
   Sherwin-Williams Co...............      610        21,191
   Snap-On, Inc......................      244         7,867
   Stanley Works.....................      339        12,838
   Staples, Inc.*....................    2,073        56,593
   Starbucks Corp.*..................    1,637        54,119
   Starwood Hotels & Resorts.........      847        30,467
   TJX Companies, Inc................    2,107        46,459
   Target Corp.......................    3,815       146,496
   Tiffany & Co......................      614        27,753
   Time Warner, Inc.*................   18,926       340,479
   Toys R Us, Inc.*..................      894        11,300
   Tribune Co........................    1,307        67,441
   Tupperware Corp...................      245         4,248
   Univision Communications, Inc.....    1,350        53,582
   V F Corp..........................      452        19,544
   Viacom, Inc. Cl B.................    7,322       324,950
   Visteon Corp......................      547         5,694
   Wendy's International, Inc........      477        18,717
   Whirlpool Corp....................      292        21,214
   Yum! Brands, Inc.*................    1,231        42,346
                                                 -----------
                                                   4,861,962
                                                 -----------
CONSUMER, NON-CYCLICAL (10.5%)
   Alberto-Culver Co. Cl A...........      246        15,518
   Albertson's, Inc..................    1,536        34,790
   Altria Group, Inc.................    8,502       462,679
   Anheuser-Busch Cos., Inc..........    3,410       179,639

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                        Shares      Value
                                        ------   -----------
COMMON STOCKS (CONTINUED):
CONSUMER, NON-CYCLICAL (CONTINUED)
   Archer-Daniels-Midland Co.........    2,707   $    41,201
   Avon Products, Inc................      990        66,815
   Brown-Forman Corp. Cl B...........      254        23,736
   CVS Corp..........................    1,653        59,706
   Campbell Soup Co..................    1,718        46,042
   Clorox Co.........................      883        42,878
   Coca-Cola Co......................   10,261       520,746
   Coca-Cola Enterprises, Inc........    1,904        41,640
   Colgate-Palmolive Co..............    2,249       112,562
   ConAgra Foods, Inc................    2,247        59,298
   Coors (Adolph) Co. Cl B...........      152         8,527
   Costco Wholesale Corp.*...........    1,916        71,237
   General Mills, Inc................    1,563        70,804
   Gillette Co.......................    4,235       155,552
   Heinz (H.J.) Co...................    1,473        53,661
   Hershey Food Corp.................      545        41,960
   Kellogg Co........................    1,708        65,041
   Kimberly Clark Corp...............    2,111       124,739
   Kroger Co.*.......................    3,119        57,733
   McCormick & Co., Inc..............      581        17,488
   Pepsi Bottling Group, Inc.........    1,100        26,598
   PepsiCo, Inc......................    7,186       335,011
   Proctor & Gamble Co...............    5,428       542,149
   RJ Reynolds Tobacco Holdings......      354        20,585
   Safeway, Inc.*....................    1,851        40,555
   Sara Lee Corp.....................    3,308        71,817
   Supervalu, Inc....................      561        16,039
   Sysco Corp........................    2,709       100,856
   UST, Inc..........................      694        24,769
   Wal-Mart Stores, Inc..............   18,115       961,001
   Walgreen Co.......................    4,291       156,107
   Winn-Dixie Stores, Inc............      593         5,900
   Wrigley (Wm.) Jr. Co..............      941        52,894
                                                 -----------
                                                   4,728,273
                                                 -----------
ENERGY (5.6%)
   Amerada Hess Corp.................      376        19,992
   Anadarko Petroleum Corp...........    1,050        53,560
   Apache Corp.......................      678        54,986
   Ashland, Inc......................      287        12,645
   BJ Services Co.*..................      663        23,802
   Baker Hughes, Inc.................    1,402        45,088
   Burlington Resources, Inc.........      831        46,021
   ChevronTexaco Corp................    4,474       386,509
   ConocoPhillips....................    2,849       186,809
   Devon Energy Corp.................      973        55,714
   EOG Resources, Inc................      482        22,254
   Exxon Mobil Corp..................   27,666     1,134,306
   Halliburton Co....................    1,834        47,684
   Kerr-McGee Corp...................      422        19,619
   Marathon Oil Corp.................    1,299        42,984
   Nabors Industries, Ltd.*..........      614        25,481
   Noble Corporation*................      560        20,037
   Occidental Petroleum Corp.........    1,612        68,091
   Rowan Cos., Inc.*.................      394         9,129
   Schlumberger, Ltd.................    2,450       134,064
   Sunoco, Inc.......................      323        16,521
   Transocean, Inc.*.................    1,339        32,149
   Unocal Corp.......................    1,084        39,924
                                                 -----------
                                                   2,497,369
                                                 -----------
FINANCIAL (19.9%)
   Ace, Ltd.*........................    1,168        48,379
   Aflac, Inc........................    2,147        77,678
   Allstate Corp.....................    2,945       126,694

                                        Shares      Value
                                        ------   -----------
COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
   AmSouth Bancorporation............    1,469   $    35,991
   Ambac Financial Group, Inc........      447        31,017
   American Express Co...............    5,384       259,670
   American Int'l. Group, Inc........   10,916       723,512
   Aon Corp..........................    1,313        31,433
   Apartment Investment & Mgmt. Co...      394        13,593
   BB & T Corp.......................    2,288        88,408
   Bank One Corp.....................    4,679       213,316
   Bank of America Corp..............    6,219       500,194
   Bank of New York Co., Inc.........    3,238       107,243
   Bear Stearns Cos., Inc............      410        32,780
   Capital One Financial Corp........      967        59,267
   Charles Schwab Corp...............    5,678        67,228
   Charter One Financial, Inc........      932        32,201
   Chubb Corp........................      786        53,527
   Cincinnati Financial Corp.........      671        28,101
   Citigroup, Inc....................   21,592     1,048,076
   Comerica, Inc.....................      734        41,148
   Countrywide Financial Corp........      947        71,830
   Equity Office Properties..........    1,673        47,931
   Equity Residential................    1,153        34,025
   Fannie Mae........................    4,067       305,269
   Federated Investors, Inc..........      455        13,359
   Fifth Third Bancorp...............    2,382       140,776
   First Tennessee Natl. Corp........      525        23,153
   FleetBoston Financial Corp........    4,414       192,671
   Franklin Resources, Inc...........    1,051        54,715
   Freddie Mac.......................    2,912       169,828
   Golden West Financial Corp........      636        65,629
   Goldman Sachs Group, Inc..........    1,982       195,683
   Hartford Financial Svc. Gp., Inc..    1,184        69,892
   Huntington Bancshares, Inc........      958        21,555
   J.P. Morgan Chase & Co............    8,540       313,674
   Janus Capital Group...............    1,007        16,525
   Jefferson-Pilot Corp..............      590        29,884
   John Hancock Financial Service....    1,211        45,413
   KeyCorp...........................    1,754        51,427
   Lehman Brothers Holdings, Inc.....    1,137        87,799
   Lincoln National Corp.............      745        30,076
   Loews Corp........................      776        38,373
   MBIA, Inc.........................      603        35,716
   MBNA Corp.........................    5,348       132,898
   MGIC Investment Corp..............      412        23,459
   Marsh & McLennan Cos., Inc........    2,219       106,268
   Marshall & Ilsley Corp............      948        36,261
   Mellon Financial Corp.............    1,801        57,830
   Merrill Lynch & Co., Inc..........    3,957       232,078
   MetLife. Inc......................    3,182       107,138
   Moody's Corp......................      623        37,723
   Morgan Stanley....................    4,533       262,325
   National City Corp................    2,545        86,377
   North Fork Bancorp, Inc...........      635        25,698
   Northern Trust Corp...............      922        42,799
   PNC Financial Services Group......    1,161        63,542
   Plum Creek Timber Co..............      766        23,325
   Principal Financial Group, Inc....    1,352        44,711
   Progressive Corp. of Ohio.........      904        75,565
   Prologis Trust....................      753        24,164
   Providian Financial Corp.*........    1,215        14,143
   Prudential Financial, Inc.........    2,262        94,484
   Regions Financial Corp............      930        34,596
   SLM Corporation...................    1,887        71,102
   Safeco Corp.......................      580        22,579
   Simon Property Group..............      801        37,118
   SouthTrust Corp...................    1,389        45,462

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                        Shares      Value
                                        ------   -----------
COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
   St. Paul Companies, Inc...........      955   $    37,866
   State Street Corp.................    1,399        72,860
   Suntrust Banks, Inc...............    1,178        84,227
   Synovus Financial Corp............    1,263        36,526
   T. Rowe Price Group, Inc..........      521        24,701
   Torchmark Corp....................      474        21,586
   Travelers Property Casualty Co....    4,206        71,376
   UNUM Provident Corp...............    1,239        19,539
   US Bancorp........................    8,073       240,414
   Union Planters Corp...............      789        24,846
   Wachovia Corp.....................    5,541       258,155
   Washington Mutual, Inc............    3,764       151,012
   Wells Fargo & Company.............    7,082       417,059
   XL Capital Limited*...............      575        44,591
   Zions Bancorporation..............      376        23,060
                                                 -----------
                                                   8,904,122
                                                 -----------
HEALTHCARE (12.8%)
   Abbott Laboratories...............    6,544       304,950
   Aetna, Inc........................      639        43,184
   Allergan, Inc.....................      546        41,938
   Amerisource Bergen Corp...........      468        26,278
   Amgen, Inc.*......................    5,399       333,658
   Anthem, Inc.*.....................      579        43,425
   Applera Corp.-Applied Biosys......      871        18,038
   Bard (C.R.), Inc..................      217        17,631
   Bausch & Lomb, Inc................      219        11,366
   Baxter International, Inc.........    2,555        77,979
   Becton Dickinson & Co.............    1,063        43,732
   Biogen Idec, Inc.*................    1,371        50,425
   Biomet, Inc.......................    1,070        38,959
   Boston Scientific Corp.*..........    3,429       126,050
   Bristol-Myers Squibb Co...........    8,117       232,146
   CIGNA Corp........................      588        33,810
   Cardinal Health, Inc..............    1,812       110,822
   Chiron Corp.*.....................      786        44,794
   Express Scripts, Inc.*............      329        21,855
   Forest Laboratories, Inc.*........    1,530        94,554
   Genzyme Corp. (Genl. Div)*........      938        46,281
   Guidant Corp......................    1,264        76,093
   HCA, Inc..........................    2,074        89,099
   Health Management Associates......    1,004        24,096
   Humana, Inc.*.....................      674        15,401
   IMS Health, Inc...................    1,002        24,910
   Johnson & Johnson.................   12,424       641,824
   King Pharmaceuticals, Inc.*.......    1,009        15,397
   Lilly (Eli) & Co..................    4,700       330,551
   Manor Care, Inc...................      373        12,895
   McKesson Corp.....................    1,220        39,235
   Medco Health Solutions*...........    1,131        38,443
   Medimmune, Inc.*..................    1,036        26,314
   Medtronic, Inc....................    5,073       246,599
   Merck & Co., Inc..................    9,313       430,261
   Millipore Corp.*..................      204         8,782
   Pfizer, Inc.......................   31,943     1,128,546
   Quest Diagnostics, Inc............      435        31,803
   Schering-Plough Corp..............    6,150       106,949
   St. Jude Medical, Inc.*...........      722        44,295
   Stryker Corp......................      835        70,983
   Tenet Healthcare Corp.*...........    1,945        31,217
   UnitedHealth Group, Inc...........    2,455       142,832
   Watson Pharmaceuticals, Inc.*.....      452        20,792
   Wellpoint Health Networks, Inc....      636        61,686
   Wyeth.............................    5,574       236,616
   Zimmer Holdings, Inc.*............    1,012        71,245
                                                 -----------
                                                   5,728,739
                                                 -----------

                                        Shares      Value
                                        ------   -----------
COMMON STOCKS (CONTINUED):
INDUSTRIAL (10.5%)
   3M Company........................    3,285   $   279,324
   Allied Waste Industries, Inc.*....    1,340        18,599
   American Power Conversion.........      831        20,318
   American Standard Cos., Inc.*.....      305        30,714
   Apollo Group, Inc. Cl A*..........      738        50,184
   Avery Dennison Corp...............      462        25,881
   Block (H. & R.), Inc..............      746        41,306
   Boeing Co.........................    3,521       148,375
   Burlington Northern Santa Fe......    1,554        50,272
   CSX Corp..........................      896        32,202
   Caterpillar, Inc..................    1,453       120,628
   Cendant Corp.*....................    4,241        94,447
   Cintas Corp.......................      715        35,843
   Cooper Industries, Ltd.*..........      391        22,651
   Crane Co..........................      249         7,654
   Cummins, Inc......................      177         8,662
   Danaher Corp......................      643        58,995
   Deere & Co........................    1,005        65,375
   Delta Air Lines, Inc.*............      517         6,106
   Deluxe Corp.......................      212         8,762
   Donnelley (R.R.) & Sons Co........      476        14,351
   Dover Corp........................      848        33,708
   Eaton Corp........................      318        34,338
   Emerson Electric Co...............    1,761       114,025
   Equifax, Inc......................      582        14,259
   FedEx Corp........................    1,249        84,308
   Fluor Corp........................      343        13,597
   General Dynamics Corp.............      828        74,843
   General Electric Co...............   42,028     1,302,027
   Goodrich Corporation..............      492        14,607
   Grainger (W.W.), Inc..............      382        18,103
   Honeywell International, Inc......    3,608       120,615
   ITT Industries, Inc...............      386        28,645
   Illinois Tool Works, Inc..........    1,290       108,244
   Ingersoll Rand Co.*...............      726        49,281
   Lockheed Martin Corp..............    1,887        96,992
   Masco Corp........................    1,939        53,148
   Monster Worldwide, Inc.*..........      472        10,365
   Navistar International Corp.*.....      288        13,792
   Norfolk Southern Corp.............    1,634        38,644
   Northrop Grumman Corp.............      767        73,325
   PACCAR, Inc.......................      488        41,539
   Pall Corp.........................      523        14,032
   Parker Hannifin Corp..............      496        29,512
   Pitney Bowes, Inc.................      978        39,726
   Power One, Inc.*..................      349         3,780
   Raytheon Co.......................    1,742        52,330
   Robert Half Intl., Inc.*..........      717        16,735
   Rockwell Automation, Inc..........      780        27,768
   Rockwell Collins..................      741        22,252
   Ryder System, Inc.................      268         9,152
   Southwest Airlines Co.............    3,295        53,181
   Textron, Inc......................      569        32,467
   Thomas & Betts Corp...............      245         5,608
   Tyco International, Ltd...........    8,367       221,726
   Union Pacific Corp................    1,068        74,205
   United Parcel Service Cl B........    4,706       350,832
   United Technologies Corp..........    1,970       186,697
   Waste Management, Inc.............    2,438        72,165
                                                 -----------
                                                   4,691,222
                                                 -----------
TECHNOLOGY (17.0%)
   ADC Telecommunications, Inc.*.....    3,369        10,006
   Adobe Systems, Inc................      979        38,475
   Advanced Micro Devices, Inc.*.....    1,459        21,739

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                        Shares      Value
                                        ------   -----------
COMMON STOCKS (CONTINUED):
TECHNOLOGY (CONTINUED)
   Agilent Technologies, Inc.*.......    1,990   $    58,188
   Altera Corp.*.....................    1,585        35,980
   Analog Devices, Inc...............    1,537        70,164
   Andrew Corp.*.....................      643         7,401
   Apple Computer, Inc.*.............    1,517        32,418
   Applied Materials, Inc.*..........    6,961       156,274
   Applied Micro Circuits, Corp.*....    1,285         7,684
   Autodesk, Inc.....................      467        11,479
   Automatic Data Processing, Inc....    2,488        98,550
   Avaya, Inc.*......................    1,744        22,567
   BMC Software, Inc.*...............      947        17,662
   Broadcom Corp. Cl A*..............    1,268        43,137
   Ciena Corp.*......................    1,983        13,167
   Cisco Systems, Inc.*..............   28,895       701,860
   Citrix Systems, Inc.*.............      687        14,571
   Computer Associates Intl., Inc....    2,424        66,272
   Computer Sciences Corp.*..........      784        34,676
   Compuware Corp.*..................    1,608         9,712
   Comverse Technology, Inc.*........      807        14,195
   Concord EFS, Inc.*................    1,947        28,893
   Convergys Corp.*..................      599        10,459
   Corning, Inc.*....................    5,566        58,053
   Dell, Inc.*.......................   10,717       363,949
   EMC Corp.*........................   10,059       129,962
   Electronic Arts, Inc.*............    1,247        59,582
   Electronic Data Systems Corp......    2,011        49,350
   First Data Corp...................    3,051       125,366
   Fiserv, Inc.*.....................      811        32,043
   Gateway, Inc.*....................    1,358         6,247
   Hewlett-Packard Co................   12,763       293,166
   Intel Corp........................   27,341       880,380
   Intl. Business Machines Corp......    7,201       667,389
   Intuit, Inc.*.....................      831        43,968
   JDS Uniphase Corp.*...............    6,006        21,922
   Jabil Circuit, Inc.*..............      836        23,659
   KLA Tencor Corp.*.................      815        47,816
   LSI Logic Corp.*..................    1,587        14,077
   Lexmark Int'l, Inc.*..............      538        42,308
   Linear Technology Corp............    1,308        55,028
   Lucent Technologies*..............   17,553        49,851
   Maxim Integrated Products, Inc....    1,375        68,475
   Mercury Interactive Corp.*........      377        18,337
   Micron Technology, Inc.*..........    2,556        34,429
   Microsoft Corp....................   45,257     1,246,372
   Molex, Inc. Cl A..................      797        27,807
   Motorola, Inc.....................    9,743       137,084
   NCR Corp.*........................      396        15,365
   NVIDIA Corporation*...............      679        15,787
   National Semiconductor Corp.*.....      776        30,582
   Network Appliance, Inc.*..........    1,444        29,645
   Novell, Inc.*.....................    1,563        16,443
   Novellus Systems, Inc.*...........      638        26,828
   Oracle Corp.*.....................   21,877       288,776
   PMC Sierra, Inc.*.................      723        14,568
   Parametric Technology Corp.*......    1,114         4,389
   Paychex, Inc......................    1,578        58,702
   Peoplesoft, Inc.*.................    1,569        35,773
   PerkinElmer, Inc..................      531         9,064
   QLogic Corp.*.....................      395        20,382
   Qualcomm, Inc.....................    3,349       180,612
   Sabre Group Holdings, Inc.........      600        12,954
   Sanmina Corp.*....................    2,165        27,301
   Scientific-Atlanta, Inc...........      636        17,363
   Siebel Systems, Inc.*.............    2,076        28,794
   Solectron Corp.*..................    3,499        20,679

                                        Shares      Value
                                        ------   -----------
COMMON STOCKS (CONTINUED):
TECHNOLOGY (CONTINUED)
   Sun Microsystems, Inc.*...........   13,674   $    61,396
   Sungard Data Sys., Inc.*..........    1,203        33,335
   Symantec Corp.*...................    1,289        44,664
   Symbol Technologies, Inc..........      965        16,299
   Tektronix, Inc....................      354        11,186
   Tellabs, Inc.*....................    1,746        14,719
   Teradyne, Inc.*...................      801        20,385
   Texas Instruments, Inc............    7,244       212,829
   Thermo Electron Corp.*............      682        17,186
   Unisys Corp.*.....................    1,383        20,538
   Veritas Software Corp.*...........    1,790        66,516
   Waters Corp.*.....................      508        16,845
   Xerox Corp.*......................    3,314        45,733
   Xilinx, Inc.*.....................    1,433        55,514
   Yahoo!, Inc.*.....................    2,751       124,263
                                                 -----------
                                                   7,637,564
                                                 -----------
TELECOMMUNICATIONS (3.3%)
   AT&T Corp.........................    3,306        67,112
   AT&T Wireless Services*...........   11,362        90,782
   Alltel Corp.......................    1,306        60,833
   BellSouth Corp....................    7,736       218,929
   CenturyTel, Inc...................      604        19,702
   Citizens Communications Co.*......    1,191        14,792
   Nextel Communications, Inc.*......    4,602       129,132
   Qwest Communications Intl.*.......    7,401        31,972
   SBC Communications, Inc...........   13,857       361,252
   Sprint Corp. (FON Gp.)............    3,784        62,133
   Sprint Corp. (PCS Gp.)*...........    4,332        24,303
   Verizon Communications............   11,559       405,490
                                                 -----------
                                                   1,486,432
                                                 -----------
UTILITIES (2.7%)
   AES Corp.*........................    2,606        24,601
   Allegheny Energy, Inc.*...........      531         6,776
   Ameren Corp.......................      680        31,280
   American Electric Power, Inc......    1,653        50,433
   CINergy Corp......................      745        28,913
   CMS Energy Corp.*.................      674         5,742
   Calpine Corp.*....................    1,729         8,316
   Centerpoint Energy, Inc...........    1,281        12,413
   Consolidated Edison, Inc..........      944        40,601
   Constellation Energy Group........      700        27,405
   DTE Energy Co.....................      704        27,738
   Dominion Resources, Inc...........    1,358        86,681
   Duke Energy Corp..................    3,799        77,690
   Dynergy, Inc.*....................    1,578         6,754
   Edison International..............    1,364        29,913
   El Paso Corp......................    2,546        20,852
   Entergy Corp......................      958        54,731
   Exelon Corp.......................    1,369        90,847
   FPL Group, Inc....................      770        50,373
   FirstEnergy Corp..................    1,381        48,611
   Keyspan Corporation...............      666        24,509
   Kinder Morgan, Inc................      516        30,496
   NiSource, Inc.....................    1,099        24,112
   Nicor, Inc........................      184         6,263
   PG & E Corp.*.....................    1,736        48,209
   PPL Corporation...................      742        32,463
   Peoples Energy Corp...............      154         6,474
   Pinnacle West Capital Corp........      382        15,288
   Progress Energy, Inc..............    1,026        46,437
   Public Svc. Enterprise Group......      984        43,099
   Sempra Energy.....................      947        28,467
   Southern Co.......................    3,065        92,716

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                        Shares      Value
                                        ------   -----------
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
   TXU Corp..........................    1,356   $    32,164
   Teco Energy, Inc..................      786        11,326
   Williams Cos., Inc................    2,169        21,300
   Xcel Energy, Inc..................    1,669        28,340
                                                 -----------
                                                   1,222,333
                                                 -----------
TOTAL COMMON STOCKS
  (Cost: $46,893,574) 96.0%..........            $43,064,638
                                                 -----------

----------
*     Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                                                                                     Face
                                                                         Rate        Maturity       Amount        Value
                                                                       --------      ---------    ----------    --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
   U.S. Treasury Bill(a)..............................................    0.91%       01/15/04     $ 100,000   $     99,965
   U.S. Treasury Bill(a)..............................................    0.91        03/04/04       100,000         99,850
   U.S. Treasury Bill(a)..............................................    0.89        03/11/04       100,000         99,835
                                                                                                               ------------
                                                                                                                    299,650
                                                                                                               ------------
U.S. GOVERNMENT AGENCIES (3.3%)
   Federal National Mortgage Association..............................    0.69        01/02/04     1,460,000      1,459,972
                                                                                                               ------------

TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $1,759,608) 4.0%...................................................................................      1,759,622
                                                                                                               ------------

TOTAL INVESTMENTS
  (Cost: $48,653,182) 100.0%................................................................................    $44,824,260
                                                                                                               ============

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2003:

                                                                                  Expiration     Underlying Face   Unrealized
                                                                                     Date        Amount at Value   Gain(Loss)
                                                                                  ----------     ---------------   ----------
PURCHASED
   6 S&P 500 Stock Index Futures Contracts...................................      March 2004      $1,665,900        $43,500
                                                                                                   ==========        =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 3.7%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2003

                                         Shares     Value
                                         ------  -----------
COMMON STOCKS:
BASIC MATERIALS (4.4%)
   Airgas, Inc.........................   2,278  $    48,931
   Albemarle Corp......................   1,268       38,002
   Arch Coal Inc.......................   1,623       50,589
   Bowater, Inc........................   1,707       79,051
   Cabot Corp..........................   1,902       60,560
   Carpenter Technology Corp...........     689       20,374
   Crompton Corp.......................   3,429       24,586
   Cytec Industries, Inc.*.............   1,203       46,183
   FMC Corp.*..........................   1,088       37,133
   Ferro Corp..........................   1,272       34,611
   Glatfelter..........................   1,349       16,795
   IMC Global, Inc.*...................   3,547       35,222
   Longview Fibre Co.*.................   1,574       19,439
   Lubrizol Corp.......................   1,589       51,674
   Lyondell Petrochemical Co...........   5,450       92,378
   Martin Marietta Materials, Inc......   1,508       70,831
   Minerals Technologies, Inc..........     628       37,209
   Olin Corp...........................   1,807       36,248
   Packaging Corp. of America..........   3,250       71,045
   Peabody Energy Corp.................   1,672       69,739
   Potlatch Corp.......................     886       30,806
   Rayonier, Inc.......................   1,506       62,514
   RPM International, Inc..............   3,564       58,663
   Scotts Co. Cl A*....................     994       58,805
   Sensient Technologies Corp..........   1,439       28,449
   Sonoco Products Co..................   2,991       73,638
   Valspar Corp........................   1,560       77,095
   Wausau-Mosinee Paper Corp...........   1,589       21,483
                                                 -----------
                                                   1,352,053
                                                 -----------
CONSUMER, CYCLICAL (15.9%)
   99 Cent Only Stores*................   2,222       60,505
   Abercrombie & Fitch Co. Cl A*.......   2,980       73,636
   American Eagle Outfitters*..........   2,194       35,982
   Applebees Intl., Inc................   1,694       66,523
   Arvin Meritor, Inc..................   2,111       50,917
   Bandag, Inc.........................     593       24,432
   Barnes & Noble, Inc.*...............   2,053       67,441
   Belo Corporation....................   3,527       99,955
   Blyth, Inc..........................   1,403       45,205
   Bob Evans Farms, Inc................   1,078       34,992
   Borders Group, Inc..................   2,386       52,301
   Borg-Warner, Inc....................     845       71,884
   Boyd Gaming Corp....................   1,987       32,070
   Brinker International, Inc.*........   2,980       98,817
   CBRL Group, Inc.....................   1,525       58,347
   Caesars Entertainment, Inc.*........   9,341      101,163
   Callaway Golf Co....................   2,329       39,244
   CarMax, Inc.*.......................   3,194       98,790
   Catalina Marketing Corp.*...........   1,647       33,204
   Cheesecake Factory, Inc.*...........   1,593       70,140
   Chico's FAS, Inc.*..................   2,685       99,211
   Claire's Stores, Inc................   2,940       55,390
   Coach, Inc.*........................   5,719      215,892
   D.R. Horton, Inc....................   4,845      209,595
   Dollar Tree Stores*.................   3,547      106,623
   Emmis Communications Cl A*..........   1,686       45,606
   Entercom Communications*............   1,583       83,836
   Extended Stay America, Inc..........   2,993       43,339
   Furniture Brands Intl., Inc.........   1,720       50,448
   GTECH Holdings Corp.................   1,817       89,923
   Gentex Corp.........................   2,364      104,394
   Harte-Hanks, Inc....................   2,694       58,595
   Hovanian Enterprises, Inc.*.........     925       80,531
   International Speedway Corp.........   1,640       73,242

                                         Shares     Value
                                         ------  -----------
COMMON STOCKS (CONTINUED):
CONSUMER, CYCLICAL (CONTINUED)
   Krispy Kreme Doughnuts, Inc.*.......   1,858  $    68,003
   Lear Corp...........................   2,086      127,934
   Lee Enterprises.....................   1,374       59,975
   Lennar Corp.........................   2,429      233,184
   Mandalay Resort Group...............   1,895       84,744
   Media General, Inc. Cl A............     725       47,198
   Michaels Stores, Inc................   2,065       91,273
   Modine Manufacturing Co.............   1,054       28,437
   Mohawk Industries, Inc.*............   2,049      144,536
   Neiman-Marcus Group, Inc.*..........   1,508       80,934
   O'Reilly Automotive, Inc.*..........   1,673       64,176
   Outback Steakhouse, Inc.............   2,306      101,948
   Payless Shoesource, Inc.*...........   2,097       28,121
   PetSmart, Inc.......................   4,408      104,910
   Pier 1 Imports, Inc.................   2,741       59,918
   Reader's Digest Assn................   3,049       44,698
   Rent-A-Center, Inc.*................   2,493       74,491
   Ross Stores, Inc....................   4,685      123,825
   Ruby Tuesday, Inc...................   2,005       57,122
   Saks Incorporated*..................   4,226       63,559
   Scholastic Corp.*...................   1,212       41,256
   Six Flags, Inc.*....................   2,855       21,470
   Superior Industries Intl............     824       35,860
   Timberland Company Cl A*............   1,079       56,184
   Toll Brothers, Inc.*................   2,252       89,540
   Unifi, Inc.*........................   1,606       10,359
   Washington Post Co. Cl B............     294      232,672
   Westwood One, Inc.*.................   3,082      105,435
   Williams-Sonoma, Inc.*..............   3,599      125,137
                                                 -----------
                                                   4,939,072
                                                 -----------
CONSUMER, NON-CYCLICAL (4.4%)
   BJ's Wholesale Club, Inc.*..........   2,150       49,364
   Church & Dwight.....................   1,247       49,381
   Constellation Brands, Inc. Cl A.....   3,241      106,726
   Dean Foods Co*......................   4,809      158,072
   Dial Corp...........................   2,971       84,584
   Energizer Holdings, Inc.*...........   2,605       97,844
   Hormel Foods Corp...................   4,270      110,209
   Interstate Bakeries Corp............   1,381       19,652
   J.M. Smucker Co.....................   1,543       69,882
   Lancaster Colony Corp...............   1,102       49,766
   Longs Drug Stores Corp..............   1,154       28,550
   PepsiAmericas, Inc..................   4,448       76,150
   Ruddick Corp........................   1,426       25,525
   Smithfield Foods, Inc.*.............   3,412       70,628
   Tootsie Roll Inds., Inc.............   1,590       57,240
   Tyson Foods, Inc....................  10,801      143,005
   Universal Corp......................     770       34,011
   Whole Foods Market, Inc.............   1,846      123,922
                                                 -----------
                                                   1,354,511
                                                 -----------
ENERGY (6.2%)
   Cooper Cameron Corp.*...............   1,664       77,542
   ENSCO International, Inc............   4,619      125,498
   FMC Technologies, Inc.*.............   2,041       47,555
   Forest Oil Corp.*...................   1,645       46,998
   Grant Prideco, Inc.*................   3,742       48,721
   Hanover Compressor Co.*.............   2,268       25,288
   Helmerich & Payne, Inc..............   1,544       43,124
   Murphy Oil Corp.....................   2,831      184,893
   National-Oilwell, Inc.*.............   2,622       58,628
   Noble Energy, Inc...................   1,749       77,708
   Overseas Shipholding Group..........   1,099       37,421
   Patterson UTI Energy, Inc.*.........   2,494       82,102

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                         Shares     Value
                                         ------  -----------
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
   Pioneer Natural Resources Co.*......   3,638  $   116,161
   Pogo Producing Co...................   1,965       94,910
   Pride International, Inc.*..........   4,181       77,934
   Smith International, Inc.*..........   3,086      128,131
   Tidewater, Inc......................   1,867       55,786
   Valero Energy Corp..................   3,707      171,782
   Varco International, Inc.*..........   3,008       62,055
   Weatherford International, Ltd......   4,011      144,396
   Western Gas Resources...............   1,024       48,384
   XTO Energy, Inc.....................   5,680      160,744
                                                 -----------
                                                   1,915,761
                                                 -----------
FINANCIAL (19.5%)
   AMB Property Corp...................   2,519       82,825
   Allmerica Financial Corp.*..........   1,635       50,309
   AmerUs Group Co.....................   1,207       42,209
   American Financial Group............   2,250       59,535
   AmeriCredit Corp.*..................   4,823       76,830
   Associated Banc-Corp................   2,259       96,346
   Astoria Financial Corp..............   2,447       91,028
   Bank of Hawaii Corp.................   1,724       72,753
   Banknorth Group, Inc................   4,982      162,064
   Berkley (W.R.) Corp.................   2,570       89,822
   Brown & Brown, Inc..................   2,116       69,003
   City National Corp..................   1,509       93,739
   Colonial BancGroup, Inc.............   3,835       66,422
   Commerce Bancorp, Inc. (N.J.).......   2,337      123,113
   Compass Bancshares, Inc.............   3,752      147,491
   Cullen/Frost Bankers, Inc...........   1,598       64,831
   E*Trade Financial Corp.*............  11,282      142,717
   Eaton Vance Corp....................   2,126       77,897
   Edwards (A.G.), Inc.................   2,425       87,858
   Everest RE Group*...................   1,715      145,089
   Fidelity Nat.l Finl., Inc...........   4,569      177,186
   First American Corp.................   2,411       71,775
   Firstmerit Corp.....................   2,607       70,311
   GATX Corp...........................   1,515       42,390
   Gallagher (Arthur J.) & Co..........   2,776       90,192
   Greater Bay Bancorp.................   1,613       45,938
   Greenpoint Financial Corp...........   4,110      145,165
   HCC Insurance Holdings, Inc.........   1,966       62,519
   Hibernia Corp. Cl A.................   4,783      112,448
   Highwoods Properties, Inc...........   1,637       41,580
   Horace Mann Educators Corp..........   1,317       18,398
   Hospitality Properties Trust........   1,929       79,629
   Independence Community Bank Corp....   1,677       60,322
   Indymac Bancorp, Inc................   1,714       51,060
   Investment Technology Grp., Inc.....   1,440       23,256
   Investors Financial Services........   2,012       77,281
   LaBranche & Co.*....................   1,843       21,508
   Legg Mason, Inc.....................   2,040      157,447
   Leucadia National...................   2,146       98,931
   Liberty Property Trust..............   2,469       96,044
   M & T Bank Corp.....................   3,699      363,612
   MONY Group, Inc.*...................   1,454       45,496
   Mack-Cali Realty Corp...............   1,797       74,791
   Mercantile Bankshares Corp..........   2,454      111,853
   Natl. Commerce Financial Corp.......   6,318      172,355
   New Plan Excel Realty Trust.........   3,012       74,306
   New York Community Bancorp, Inc.....   5,934      225,789
   Ohio Casualty Corp.*................   1,878       32,602
   Old Republic Intl. Corp.............   5,588      141,699
   PMI Group, Inc......................   2,927      108,972
   Protective Life Corp................   2,124       71,876
   Provident Financial Group...........   1,507       48,149

                                         Shares     Value
                                         ------  -----------
COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
   Radian Group, Inc...................   2,894  $   141,083
   Raymond James Financial, Inc........   1,499       56,512
   SEI Investments.....................   3,249       98,997
   Silicon Valley Bancshares*..........   1,070       38,595
   Sovereign Bancorp, Inc..............   9,016      214,130
   StanCorp Financial Group, Inc.......     900       56,592
   TCF Financial.......................   2,186      112,251
   United Dominion Realty Trust, Inc...   3,912       75,110
   Unitrin Inc.........................   2,083       86,257
   Waddell & Reed Financial, Inc.......   2,539       59,565
   Washington Federal, Inc.............   2,148       61,003
   Webster Financial Corp..............   1,406       64,479
   Westamerica Bancorp.................   1,006       49,998
   Wilmington Trust Corp...............   2,034       73,224
                                                 -----------
                                                   6,044,557
                                                 -----------
HEALTHCARE (11.9%)
   Advance PCS*........................   2,862      151,085
   Apogent Technologies, Inc.*.........   2,788       64,236
   Apria Healthcare Group, Inc.*.......   1,573       44,783
   Barr Pharmaceuticals, Inc.*.........   2,071      159,363
   Beckman Coulter, Inc................   1,901       96,628
   Charles River Laboratories, Inc.....   1,411       48,440
   Community Health Systems, Inc.*.....   3,036       80,697
   Covance, Inc.*......................   1,911       51,215
   Coventry Health Care*...............   1,851      119,371
   Cytyc Corp.*........................   3,381       46,523
   Dentsply International, Inc.........   2,439      110,170
   Edwards Lifesciences Corp.*.........   1,826       54,926
   First Health Group Corp.*...........   2,908       56,590
   Gilead Sciences, Inc.*..............   6,241      362,852
   Health Net, Inc.*...................   3,503      114,548
   Henry Schein, Inc.*.................   1,345       90,895
   Hillenbrand Industries, Inc.........   1,905      118,224
   Ivax Corp.*.........................   6,054      144,570
   Lifepoint Hospitals, Inc.*..........   1,162       34,221
   Lincare Holdings, Inc.*.............   3,031       91,021
   Millennium Pharmaceuticals, Inc.....   9,286      173,370
   Mylan Laboratories, Inc.............   8,286      209,304
   Omnicare, Inc.......................   3,157      127,511
   Oxford Health Plans, Inc............   2,496      108,576
   Pacificare Health Systems, Inc......   1,288       87,069
   Patterson Dental Co.*...............   2,103      134,571
   Perrigo Co..........................   2,154       33,861
   Pharmaceutical Resources, Inc.*.....   1,049       68,342
   Protein Design*.....................   2,889       51,713
   SICOR, Inc.*........................   3,669       99,797
   Sepracor, Inc.*.....................   2,616       62,601
   Steris Corp.*.......................   2,140       48,364
   Triad Hospitals, Inc.*..............   2,322       77,253
   Universal Health Services Cl B......   1,787       95,998
   VISX, Inc.*.........................   1,490       34,494
   Valeant Pharmaceuticals.............   2,561       64,409
   Varian Medical Systems, Inc.*.......   2,096      144,834
   Vertex Pharmaceutical*..............   2,395       24,501
                                                 -----------
                                                   3,686,926
                                                 -----------
INDUSTRIAL (11.6%)
   AGCO Corp.*.........................   2,324       46,805
   Alaska Air Group, Inc.*.............     823       22,460
   Alexander & Baldwin, Inc............   1,289       43,426
   Allete, Inc.........................   2,679       81,977
   Ametek, Inc.........................   1,029       49,660
   Banta Corp..........................     787       31,874
   C.H. Robinson Worldwide, Inc........   2,603       98,680

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                         Shares     Value
                                         ------  -----------
COMMON STOCKS (CONTINUED):
INDUSTRIAL (CONTINUED)
   CNF Transportation, Inc.............   1,533  $    51,969
   Career Education Corp.*.............   3,087      123,696
   Carlisle Companies, Inc.............     951       57,878
   ChoicePoint, Inc.*..................   2,694      102,614
   Copart Inc.*........................   2,740       45,210
   Corinthian Colleges, Inc.*..........   1,366       75,895
   DeVry, Inc.*........................   2,159       54,256
   Donaldson Company, Inc..............   1,337       79,097
   Dun & Bradstreet*...................   2,241      113,641
   Dycom Industries, Inc.*.............   1,487       39,881
   EGL, Inc.*..........................   1,459       25,620
   Education Management Corp.*.........   2,230       69,219
   Expeditors Int'l. Wash., Inc........   3,236      121,868
   Fastenal Co.........................   2,339      116,810
   Federal Signal Corp.................   1,479       25,912
   Flowserve Corporation*..............   1,703       35,559
   Graco, Inc..........................   1,417       56,822
   Granite Construction................   1,280       30,067
   HON Industries, Inc.................   1,794       77,716
   Harsco Corp.........................   1,259       55,169
   Hubbell, Inc. Cl B..................   1,841       81,188
   J.B. Hunt Transport Svcs., Inc......   2,467       66,634
   Jacobs Engineering Group, Inc.......   1,709       82,049
   JetBlue Airways Corp*...............   3,126       82,902
   Kelly Services, Inc.................   1,068       30,481
   Kennametal, Inc.....................   1,111       44,162
   Korn/Ferry International*...........   1,159       15,461
   L-3 Communications Hldgs., Inc......   2,983      153,207
   Manpower, Inc.......................   2,401      113,039
   Miller (Herman), Inc................   2,247       54,535
   Nordson Corp........................   1,045       36,084
   Pentair, Inc........................   1,522       69,555
   Precision Castparts Corp............   1,911       86,779
   Quanta Services, Inc.*..............   3,593       26,229
   Republic Services, Inc..............   4,882      125,126
   Rollins, Inc........................   1,390       31,345
   SPX, Inc.*..........................   2,348      138,086
   Sequa Corp. Cl A*...................     322       15,778
   Sotheby's Holdings*.................   1,901       25,968
   Stericycle, Inc.*...................   1,297       60,570
   Swift Transportation Co., Inc.......   2,577       54,169
   Sylvan Learning Systems, Inc.*......   1,343       38,665
   Tecumseh Products Co. Cl A..........     570       27,605
   Teleflex, Inc.......................   1,223       59,108
   The Brink's Company.................   1,672       37,804
   Trinity Industries..................   1,428       44,040
   United Rentals*.....................   2,375       45,743
   Valassis Communication, Inc.*.......   1,604       47,077
   Viad Corp...........................   2,723       68,075
   Werner Enterprises, Inc.............   2,458       47,906
   York International Corp.............   1,235       45,448
                                                 -----------
                                                   3,588,599
                                                 -----------
TECHNOLOGY (15.7%)
   3Com Corp.*.........................  11,496       93,922
   Activision, Inc.*...................   2,733       49,741
   Acxiom Corp.*.......................   2,616       48,579
   Adtran, Inc.........................   2,439       75,609
   Advanced Fibre Communication*.......   2,679       53,982
   Advent Software, Inc.*..............   1,010       17,604
   Affiliated Computer Svcs.*..........   4,046      220,345
   Arrow Electronics, Inc.*............   3,109       71,942
   Ascential Software Corp.*...........   1,831       47,478
   Atmel Corp.*........................  14,530       87,325
   Avnet, Inc.*........................   3,693       79,990
   Avocent Corp.*......................   1,445       52,771

                                         Shares     Value
                                         ------  -----------
COMMON STOCKS (CONTINUED):
TECHNOLOGY (CONTINUED)
   BISYS Group, Inc.*..................   3,643  $    54,208
   CDW Corp............................   2,565      148,154
   CSG Systems Intl., Inc.*............   1,613       20,146
   Cabot MicroElectronics Corp.*.......     763       37,387
   Cadence Design Systems, Inc.*.......   8,107      145,764
   Ceridian Corp.*.....................   4,604       96,408
   Certegy Inc.........................   1,999       65,567
   CheckFree Corp.*....................   2,454       67,853
   CommScope, Inc.*....................   1,827       29,835
   Credence Systems Corp.*.............   1,957       25,754
   Cree, Inc.*.........................   2,287       40,457
   Cypress Semiconductor Corp.*........   3,706       79,160
   DST Systems, Inc.*..................   2,572      107,407
   Diebold, Inc........................   2,238      120,561
   Fair Isaac Corporation..............   1,485       73,003
   Fairchild Semiconductor Intl.*......   3,629       90,616
   Gartner, Inc.*......................   3,984       45,059
   Harris Corp.........................   2,052       77,873
   Henry (Jack) & Associates...........   2,749       56,574
   Imation Corp........................   1,097       38,560
   Integrated Circuit Systems, Inc.....   2,223       63,333
   Integrated Device Tech., Inc.*......   3,231       55,476
   International Rectifier*............   1,982       97,931
   Internet Security Systems, Inc......   1,534       28,885
   Intersil Corp. Cl A.................   4,282      106,408
   Keane, Inc.*........................   1,974       28,899
   Kemet Corp.*........................   2,664       36,470
   LTX Corp.*..........................   1,615       24,273
   Lam Research Corp.*.................   4,022      129,911
   Lattice Semiconductor Corp.*........   3,476       33,648
   MPS Group, Inc.*....................   3,219       30,098
   Macromedia, Inc.*...................   1,929       34,413
   Macrovision Corp.*..................   1,508       34,066
   McData Corporation Cl A*............   3,557       33,898
   Mentor Graphics Corp.*..............   2,102       30,563
   Micrel, Inc.*.......................   2,840       44,247
   Microchip Technology , Inc..........   6,393      213,270
   National Instruments Corp...........   1,602       72,843
   Networks Associates, Inc.*..........   4,976       74,839
   Newport Corp.*......................   1,202       19,869
   Plantronics, Inc.*..................   1,369       44,698
   Plexus Corp.*.......................   1,310       22,493
   Polycom, Inc.*......................   3,057       59,673
   Powerwave Technologies, Inc.*.......   1,946       14,887
   Quantum Corp.*......................   5,486       17,116
   RF Micro Devices*...................   5,716       57,446
   RSA Security, Inc.*.................   1,855       26,341
   Retek, Inc.*........................   1,684       15,628
   Reynolds & Reynolds Co..............   2,066       60,017
   Sandisk Corp.*......................   2,444      149,426
   Semtech Corp.*......................   2,275       51,711
   Silicon Laboratories, Inc.*.........   1,534       66,392
   Storage Technology Corp.*...........   3,410       87,808
   Sybase, Inc.*.......................   2,980       61,328
   Synopsys, Inc.*.....................   4,787      161,609
   Tech Data Corp.*....................   1,751       69,497
   Titan Corp.*........................   2,511       54,765
   Transaction Systems Architects......   1,098       24,848
   Triquint Semiconductor,Inc.*........   4,137       29,249
   Varian, Inc.*.......................   1,068       44,568
   Vishay Intertechnology, Inc.*.......   4,945      113,241
   Wind River Systems*.................   2,594       22,723
   Zebra Technologies Cl A*............   1,458       96,680
                                                 -----------
                                                   4,865,118
                                                 -----------

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                         Shares     Value
                                         ------  -----------
COMMON STOCKS (CONTINUED):
TELECOMMUNICATIONS (0.5%)
   Cincinnati Bell, Inc.*..............   7,527  $    38,011
   Price Communications Corp.*.........   1,667       22,888
   Telephone & Data Systems, Inc.......   1,770      110,714
                                                 -----------
                                                     171,613
                                                 -----------
UTILITIES (6.2%)
   AGL Resources, Inc..................   1,981       57,647
   Alliant Energy Corp.................   3,412       84,959
   Aquila, Inc.*.......................   6,015       20,391
   Black Hills Corp....................     991       29,562
   DPL, Inc............................   3,899       81,411
   Duquesne Light Holdings, Inc........   2,321       42,567
   Energy East Corporation.............   4,501      100,822
   Equitable Resources, Inc............   1,919       82,363
   Great Plains Energy Inc.............   2,135       67,936
   Hawaiian Electric Inds..............   1,163       55,091
   IdaCorp, Inc........................   1,178       35,246
   MDU Resources Group.................   3,490       83,097
   NSTAR...............................   1,635       79,298
   National Fuel Gas Co................   2,507       61,271

                                         Shares     Value
                                         ------  -----------
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
   Northeast Utilities.................   4,125  $    83,201
   OGE Energy Corp.....................   2,679       64,805
   Oneok, Inc..........................   2,918       64,429
   PNM Resources, Inc..................   1,240       34,844
   Pepco Holdings, Inc.................   5,282      103,210
   Philadelphia Suburban Corp..........   2,849       62,963
   Puget Energy Inc....................   2,904       69,028
   Questar Corp........................   2,559       89,949
   SCANA Corp..........................   3,413      116,895
   Sierra Pacific Resources*...........   3,612       26,512
   Vectren Corporation.................   2,331       57,458
   WGL Holdings, Inc...................   1,498       41,628
   WPS Resources.......................   1,115       51,545
   Westar Energy, Inc..................   2,234       45,239
   Wisconsin Energy Corp...............   3,626      121,290
                                                 -----------
                                                   1,914,657
                                                 -----------
   TOTAL COMMON STOCKS
     (Cost: $27,699,223) 96.3%.........          $29,832,867
                                                 -----------
*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                                                                                     Face
                                                                         Rate        Maturity       Amount        Value
                                                                        -------      --------      --------      -------
U.S. GOVERNMENT (0.6%)
   U.S. Treasury Bill(a)...............................................   0.90%       03/04/04      $100,000   $     99,850
   U.S. Treasury Bill(a)...............................................   0.90        01/15/04       100,000         99,965
                                                                                                               ------------
                                                                                                                    199,815
                                                                                                               ------------
U.S. GOVERNMENT AGENCIES (3.1%)
   Federal National Mortgage Association...............................   0.69        01/02/04       950,000        949,982
                                                                                                               -----------

TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $1,149,789) 3.7%...................................................................................      1,149,797
                                                                                                               ------------

TOTAL INVESTMENTS
  (Cost: $28,849,012) 100.0%................................................................................   $ 30,982,664
                                                                                                               ============

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2003:

                                                                                  Expiration     Underlying Face    Unrealized
                                                                                     Date        Amount at Value    Gain(Loss)
                                                                                  ----------     ---------------    ----------
PURCHASED
   4 S&P MidCap 400 Stock Index Futures Contracts..............................    March 2004      $1,152,100        $31,500
                                                                                                   ==========        =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 3.7%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2003

                                        Shares      Value
                                        ------   -----------
COMMON STOCKS:
BASIC MATERIALS (6.7%)
   Celanese AG*......................    2,310   $    93,994
   Cleveland Cliffs, Inc.*...........    2,780       141,641
   Cytec Industries, Inc.*...........    2,070        79,467
   Georgia Gulf Corp.................    8,010       231,329
   Graftech International, Ltd.*.....   12,120       163,620
   Lyondell Petrochemical Co.........    4,810        81,530
   Steel Dynamics, Inc.*.............    4,270        98,210
   TETRA Technologies*...............    4,220       104,909
   Valspar Corp......................    1,620        80,060
                                                 -----------
                                                   1,074,760
                                                 -----------
CONSUMER, CYCLICAL (20.0%)
   American Axle & Mfg. Holdings*....    3,180       128,536
   Borg-Warner, Inc..................    1,290       109,740
   Buffalo Wild Wings, Inc.*.........    2,360        61,053
   CBRL Group, Inc...................    2,550        97,563
   Cheesecake Factory, Inc.*.........    3,240       142,657
   Dick's Sporting Goods, Inc.*......    2,940       143,060
   Guitar Center, Inc.*..............    7,454       243,299
   Gymboree Corp.*...................    7,480       128,880
   Hibbett Sporting Goods, Inc.*.....    4,530       134,994
   Hot Topic, Inc.*..................    3,810       112,243
   ITT Educational Services, Inc.....    2,060        96,758
   Jacuzzi Brands, Inc.*.............   12,590        89,263
   Landry's Restaurant, Inc..........    8,700       223,764
   P.F. Changs China Bistro, Inc.*...    2,319       117,991
   Provide Commerce, Inc. *..........    8,540       129,552
   Quality Distribution, Inc.*.......    4,290        84,084
   Rare Hospitality Int'l., Inc.*....    2,800        68,432
   Red Robin Gourmet Burgers*........    4,760       145,037
   Redenvelope, Inc.*................    9,180       153,306
   The Finish Line Cl A*.............    4,530       135,764
   The Steak N Shake Company*........    8,750       156,188
   West Marine, Inc.*................    9,960       276,988
   Wet Seal, Inc. Cl A*..............    8,120        80,307
   XM Satellite Radio Holdings Cl A..    5,524       145,226
                                                 -----------
                                                   3,204,685
                                                 -----------
CONSUMER, NON-CYCLICAL (1.5%)
   Jarden Corp.*.....................    8,925       244,010
                                                 -----------
ENERGY (5.8%)
   Brigham Exploration Company*......   13,410       107,669
   Chesapeake Energy Corp............    6,780        92,072
   Denbury Resources, Inc.*..........    5,790        80,539
   Maverick Tube Corp.*..............    6,340       122,045
   Patina Oil & Gas Corp.............    3,057       149,762
   Quicksilver Resources*............    1,880        60,724
   Ultra Petroleum Corp.*............    5,150       126,793
   Western Gas Resources.............    4,290       202,703
                                                 -----------
                                                     942,307
                                                 -----------
FINANCIAL (5.1%)
   Alabama National Bancorp..........    2,709       142,358
   Bank of the Ozarks................    3,000        67,590
   Conseco, Inc.*....................    3,880        84,584
   East West Bancorp, Inc............    2,602       139,675
   PrivateBancorp, Inc...............    6,304       285,508
   Texas Regional Bancshares.........    2,795       103,415
                                                 -----------
                                                     823,130
                                                 -----------
HEALTHCARE (11.4%)
   Acusphere, Inc.*..................    3,940        34,593
   Alaris Medical Systems, Inc.*.....    5,230        79,548
   Alexion Pharmaceuticals, Inc*.....    4,935        83,994
   Centene Corporation*..............    2,600        72,826
   Closure Medical Corporation*......    2,611        89,009
   Cubist Pharmaceuticals, Inc.*.....    4,889        59,450
   Dendreon Corp.*...................   10,688        86,145
   Edwards Lifesciences Corp.*.......    4,026       121,102

                                        Shares      Value
                                        ------   -----------
COMMON STOCKS (CONTINUED):
HEALTHCARE (CONTINUED)
   GTC Biotherapeutics*..............   12,063   $    36,171
   IDEXX Laboratories, Inc.*.........    2,867       132,685
   Introgen Therapeutics, Inc.*......    6,402        54,289
   Maxim Pharmaceuticals, Inc.*......    6,790        60,431
   Neurocrine Biosciences, Inc.*.....      815        44,450
   Pharmaceutical Resources, Inc.*...    1,400        91,210
   Select Medical Corp...............    9,500       154,660
   Shire Pharmaceuticals Group Plc...    3,540       102,872
   Staar Surgical Co.*...............    7,458        83,977
   Telik, Inc.*......................    5,002       115,046
   Vicuron Pharmaceuticals, Inc.*....    3,267        60,930
   VistaCare, Inc. Cl A*.............    4,310       150,591
   Vital Images, Inc.*...............    6,595       117,787
                                                 -----------
                                                   1,831,766
                                                 -----------
INDUSTRIAL (21.1%)
   AGCO Corp.*.......................    4,250        85,595
   Actuant Corp. Cl A*...............    4,720       170,864
   Ametek, Inc.......................    1,810        87,351
   Applied Industrial Tech., Inc.....    4,010        95,679
   Aspect Communications, Inc.*......    7,950       125,292
   Asyst Technologies, Inc.*.........    6,450       111,908
   Benchmark Electronics*............    4,203       146,306
   Buckeye Technologies Inc.*........    7,000        70,350
   Clarcor, Inc......................    5,306       233,995
   Cymer, Inc.*......................    1,470        67,899
   Electro Scientific Inds., Inc.*...    3,440        81,872
   Esterline Technologies*...........    4,010       106,947
   Graco, Inc........................    2,220        89,022
   Jacobs Engineering Group, Inc.....    2,470       118,585
   Joy Global, Inc...................    4,860       127,089
   Kirby Corp.*......................    5,593       195,084
   Moog, Inc. Cl A*..................    2,060       101,764
   Mykrolis Corp.*...................    8,180       131,534
   NN, Inc...........................    5,360        67,322
   Precision Castparts Corp..........    2,290       103,989
   Roper Industries, Inc.............    1,830        90,146
   Shaw Group, Inc.*.................    7,150        97,383
   TTM Technologies*.................   11,810       199,353
   UTI Worldwide, Inc.*..............    3,710       140,275
   Wabash National Corp.*............    4,240       124,232
   York International Corp...........   11,860       436,448
                                                 -----------
                                                   3,406,284
                                                 -----------
TECHNOLOGY (24.5%)
   ASE Test Limited*.................   11,620       173,951
   Altiris, Inc.*....................    4,690       171,091
   Ascential Software Corp.*.........    5,430       140,800
   Axcelis Technology *..............   13,110       133,984
   Chordiant Software Inc.*..........   30,050       163,773
   Cray, Inc.*.......................   11,622       115,406
   Cypress Semiconductor Corp.*......    7,338       156,740
   Embarcardero Technologies, Inc....   10,270       163,807
   Emulex Corp.*.....................    5,663       151,089
   Fairchild Semiconductor Intl.*....    7,277       181,707
   Integrated Device Tech., Inc.*....    6,320       108,514
   Integrated Silicon Solution*......   15,930       249,623
   International Rectifier*..........    5,643       278,821
   Kulicke and Soffa Industries*.....    6,990       100,516
   LTX Corp.*........................    8,260       124,148
   Lecroy Corp.*.....................    2,300        41,584
   Mapinfo Corp.*....................    8,820        88,994
   Mastec, Inc.*.....................    7,000       103,670
   Mindspeed Technologies*...........   32,130       220,090
   Power Integrations, Inc.*.........    3,810       127,482
   Quest Software, Inc.*.............    8,770       124,533
   SONUS Networks, Inc.*.............   13,791       103,983
   Semtech Corp.*....................    5,660       128,652

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                        Shares      Value
                                        ------   -----------
COMMON STOCKS:
TECHNOLOGY (CONTINUED)
   Silicon Storage Technology *......   16,840   $   185,240
   Technitrol, Inc.*.................    4,250        88,145
   Varian Semiconductor Equip.*......    1,470        64,224
   Websense, Inc.*...................    4,980       145,615
   Zebra Technologies Cl A*..........    1,775       117,700
                                                 -----------
                                                   3,953,882
                                                 -----------
TELECOMMUNICATIONS (0.8%)
   SpectraLink Corporation...........    7,030       134,765
                                                 -----------

                                        Shares      Value
                                        ------   -----------
COMMON STOCKS (CONTINUED):
UTILITIES (3.1%)
   Energen Corp......................    2,860   $   117,346
   Equitable Resources, Inc..........      630        27,040
   Southwestern Energy Co.*..........   10,740       256,686
   Williams Cos., Inc................   10,630       104,387
                                                 -----------
                                                     505,459
                                                 -----------
TOTAL COMMON STOCKS
   (Cost: $13,354,284) 100.0%........             16,121,048
                                                 -----------
TOTAL INVESTMENTS
   (Cost: $13,354,284) 100.0%........            $16,121,048
                                                 ===========

----------
*     Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2003

                                                                                                                   Face
                                                           Rating*     Rate        Maturity       Amount           Value
                                                           -------     ----        ---------    ----------       --------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.1%)
   U.S. Treasury Note................................        AAA        4.63%      05/15/06      $1,250,000   $   1,324,805
   U.S. Treasury Note................................        AAA        3.00       11/15/07       1,000,000       1,008,594
   U.S. Treasury Note................................        AAA        4.38       08/15/12       1,000,000       1,019,844
   U.S. Treasury Strip...............................        AAA        0.00       02/15/17       2,500,000       1,289,388
                                                                                                              -------------
                                                                                                                  4,642,631
                                                                                                              -------------
AGENCIES (56.1%)
MORTGAGE-BACKED OBLIGATIONS (33.4%)
   FHLMC.............................................        AAA        8.00       07/15/06          30,250          30,234
   FHLMC.............................................        AAA        5.00       06/15/17         500,000         507,483
   FHLMC.............................................        AAA        6.00       03/15/25         253,929         253,870
   FHLMC.............................................        AAA        4.00       10/15/26         750,000         741,939
   FNMA..............................................        AAA        8.00       03/01/31          47,056          50,875
   FNMA..............................................        AAA        7.50       06/01/31          50,665          54,144
   FNMA..............................................        AAA        7.00       09/01/31          60,047          63,578
   FNMA..............................................        AAA        7.00       11/01/31         123,978         131,268
   FNMA..............................................        AAA        7.50       02/01/32         141,800         151,525
   FNMA..............................................        AAA        6.00       03/01/32         225,544         233,241
   FNMA..............................................        AAA        6.00       04/01/32         170,964         176,796
   FNMA..............................................        AAA        7.00       04/01/32         219,550         232,483
   FNMA..............................................        AAA        8.00       04/01/32          30,307          32,683
   FNMA..............................................        AAA        6.50       04/01/32         192,906         201,777
   FNMA..............................................        AAA        7.50       04/01/32          70,635          75,482
   FNMA..............................................        AAA        8.00       04/01/32          44,979          48,556
   FNMA..............................................        AAA        6.00       04/01/32         130,711         135,170
   FNMA..............................................        AAA        6.00       05/01/32         152,175         157,366
   FNMA..............................................        AAA        6.50       05/01/32         189,923         198,657
   FNMA..............................................        AAA        6.50       05/01/32         174,888         182,931
   FNMA..............................................        AAA        7.50       06/01/32          56,488          60,364
   FNMA..............................................        AAA        7.00       06/01/32          72,969          77,267
   FNMA..............................................        AAA        6.50       07/01/32         454,635         475,544
   FNMA..............................................        AAA        6.00       05/01/33         718,962         743,517
   FNMA..............................................        AAA        5.00       06/01/33         766,090         758,499
   FNMA..............................................        AAA        5.50       07/01/33         551,039         558,494
   FNMA..............................................        AAA        5.50       09/01/33         294,745         298,733
   FNMA..............................................        AAA        5.50       10/01/33         698,230         707,676
   FNMA..............................................        AAA        5.00       11/01/33         497,285         492,358
   FNMA..............................................        AAA        7.00       10/25/07         322,888         333,874
   FNMA..............................................        AAA        5.50       02/25/15       1,500,000       1,530,938
   FNMA..............................................        AAA        5.00       10/25/15         375,000         379,776
   FNMA..............................................        AAA        6.50       09/01/16          50,889          53,995
   FNMA..............................................        AAA        6.50       03/01/17          63,915          67,832
   FNMA..............................................        AAA        5.50       04/01/17          42,643          44,237
   FNMA..............................................        AAA        6.50       05/01/17          40,301          42,771
   FNMA..............................................        AAA        5.50       05/01/17          45,498          47,199
   FNMA..............................................        AAA        5.50       05/01/17          50,497          52,384
   FNMA..............................................        AAA        5.50       06/01/17          66,455          68,938
   FNMA..............................................        AAA        6.50       06/01/17         139,502         148,050

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                                                                                   Face
                                                           Rating*     Rate        Maturity       Amount           Value
                                                           -------     ----        ---------    ----------       --------
LONG-TERM DEBT SECURITIES:
AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
   FNMA..............................................        AAA        5.00%      04/01/18      $  731,838   $     747,363
   FNMA..............................................        AAA        4.50       05/01/18         367,864         368,709
   FNMA..............................................        AAA        5.00       09/01/18         294,237         300,479
   FNMA..............................................        AAA        4.00       11/25/26         600,000         583,819
   GNMA (2)..........................................        AAA        6.50       04/15/31          25,648          27,054
   GNMA (2)..........................................        AAA        7.00       05/15/31          81,492          86,878
   GNMA (2)..........................................        AAA        7.00       09/15/31          10,521          11,216
   GNMA (2)..........................................        AAA        7.00       09/15/31          48,483          51,687
   GNMA (2)..........................................        AAA        6.50       10/15/31         110,574         116,637
   GNMA (2)..........................................        AAA        6.50       12/15/31          39,402          41,562
   GNMA (2)..........................................        AAA        6.50       05/15/32          53,299          56,193
   GNMA (2)..........................................        AAA        7.00       05/15/32          48,868          52,078
   GNMA (2)..........................................        AAA        6.27       10/16/27       2,000,000       2,208,396
                                                                                                              -------------
                                                                                                                 15,254,575
                                                                                                              -------------
NON-MORTGAGE-BACKED OBLIGATION (22.7%)
   FFCB..............................................        AAA        2.88       06/29/06         500,000         503,484
   FFCB..............................................        AAA        3.72       04/08/08         500,000         502,581
   FHLB..............................................        AAA        0.00       06/09/33       5,000,000         756,405
   FHLB..............................................        AAA        2.88       09/15/06       1,800,000       1,819,120
   FNMA..............................................        AAA        4.25       07/15/07       1,000,000       1,044,387
   FNMA..............................................        AAA        3.25       11/15/07       3,750,000       3,773,745
   FNMA..............................................        AAA        4.20       12/26/13       2,000,000       2,000,190
                                                                                                              -------------
                                                                                                                 10,399,912
                                                                                                              -------------
BASIC MATERIALS (3.3%)
   Cytec Industries, Inc.............................        BBB        6.85       05/11/05         500,000         526,462
   International Paper Co............................        BBB        4.25       01/15/09         250,000         251,025
   PolyOne Corp......................................         BB-       7.50       12/15/15         250,000         193,750
   Praxair, Inc......................................          A-       6.90       11/01/06         500,000         557,168
                                                                                                              -------------
                                                                                                                  1,528,405
                                                                                                              -------------
CONSUMER, CYCLICAL (6.0%)
   Cox Communications, Inc. Cl A.....................        BBB        3.88       10/01/08         250,000         250,255
   Daimlerchrysler...................................        BBB        4.05       06/04/08         100,000          99,319
   Fruit of the Loom, Inc. (1).......................         NR        7.00       03/15/11         137,632          14,899
   Fruit of the Loom, Inc. (1).......................         NR        7.38       11/15/23          74,264           1,360
   Johnson Controls, Inc.............................          A        4.88       09/15/13         250,000         252,196
   Kellwood, Co......................................        BBB-       7.88       07/15/09       1,000,000       1,082,500
   Newell Rubbermaid.................................        BBB+       4.63       12/15/09         500,000         502,883
   Stanley Works.....................................          A        3.50       11/01/07         250,000         251,624
   Target Corp.......................................          A+       5.38       06/15/09         250,000         267,958
                                                                                                              -------------
                                                                                                                  2,722,994
                                                                                                              -------------

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                                                                                   Face
                                                           Rating*     Rate        Maturity       Amount           Value
                                                           -------     ----        ---------    ----------       --------
LONG-TERM DEBT SECURITIES:
CONSUMER, NON-CYCLICAL (3.3%)
   Campbell Soup Co..................................          A        4.88%      10/01/13      $  250,000   $     250,265
   Coca-Cola Enterprises, Inc........................          A        2.50       09/15/06         250,000         249,321
   General Mills, Inc................................        BBB+       2.63       10/24/06         250,000         248,628
   Kellogg Co........................................        BBB        2.88       06/01/08         250,000         241,390
   Safeway, Inc......................................        BBB        2.50       11/01/05         250,000         247,579
   Wal-Mart Stores, Inc..............................         AA        6.88       08/10/09         250,000         288,012
                                                                                                              -------------
                                                                                                                  1,525,195
                                                                                                              -------------
ENERGY (1.1%)
   Anadarko Petroleum Corp...........................        BBB+       3.25       05/01/08         250,000         245,493
   Louis Dreyfus Natural Gas Corp....................        BBB        9.25       06/15/04         250,000         257,126
                                                                                                              -------------
                                                                                                                    502,619
                                                                                                              -------------
FINANCIAL (17.0%)
   American Honda Finance............................          A+       3.85       11/06/08         250,000         251,731
   American Express Credit Corp......................          A+       3.00       05/16/08         250,000         244,668
   Bear Stearns Cos., Inc............................          A        6.63       10/01/04       1,000,000       1,038,997
   CIT Group Hldgs., Inc.............................          A        2.88       09/29/06         250,000         250,664
   Deere Capital Corp................................          A-       3.90       01/15/08         500,000         508,137
   First Tennessee Natl. Corp........................        BBB+       4.50       05/15/13         500,000         480,301
   FleetBoston Financial Group.......................          A        3.85       02/15/08         250,000         254,127
   Ford Motor Credit Co..............................        BBB-       7.38       10/28/09         250,000         274,540
   GE Capital Corp...................................        AAA        5.45       01/15/13         500,000         520,164
   General Motors Acceptance Corp....................        BBB        0.00       12/01/12         500,000         282,351
   HJ Heinz Finance Co...............................          A        6.00       03/15/12         250,000         271,159
   Lehman Brothers Holdings, Inc.....................          A        4.00       01/22/08         250,000         254,986
   Markel Corporation................................        BBB-       7.00       05/15/08         100,000         108,042
   Markel Corporation................................        BBB-       6.80       02/15/13         150,000         158,174
   Nationwide Health Properties......................        BBB-       7.90       11/20/06         500,000         549,206
   Natl. Rural Utils. Coop. Fin. Corp................          A+       3.88       02/15/08         250,000         253,144
   Northern Trust Co.................................         AA-       2.88       12/15/06         250,000         251,261
   Rank Group Financial..............................        BBB-       6.75       11/30/04         500,000         520,116
   Roslyn Bancorp, Inc...............................        BBB-       7.50       12/01/08         250,000         280,658
   Textron Finance Corp..............................          A-       2.69       10/03/06         250,000         248,316
   US Bank NA........................................         AA-       2.85       11/15/06         250,000         251,210
   Union Planters Bank...............................        BBB+       5.13       06/15/07         250,000         266,300
   Wells Fargo & Company.............................         AA-       3.50       04/04/08         250,000         250,797
                                                                                                              -------------
                                                                                                                  7,769,049
                                                                                                              -------------
HEALTHCARE (1.2%)
   Bristol-Myers Squibb Co...........................         AA-       5.75       10/01/11         250,000         270,156
   Watson Pharmaceuticals, Inc.......................        BBB-       7.13       05/15/08         250,000         268,329
                                                                                                              -------------
                                                                                                                    538,485
                                                                                                              -------------
INDUSTRIAL (1.2%)
   Arrow Electronics, Inc............................        BBB-       8.70       10/01/05         500,000         546,691
                                                                                                              -------------
TELECOMMUNICATIONS (0.6%)
   Verizon Global....................................          A+       4.00       01/15/08         250,000         254,700
                                                                                                              -------------

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                                                                                                   Value
                                                                                                                 --------
LONG-TERM DEBT SECURITIES:
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $45,478,066) 99.9%...............................................................................   $  45,685,256
                                                                                                              -------------
TEMPORARY CASH INVESTMENT
   (Cost: $46,400) 0.1% **.................................................................................          46,400
                                                                                                              -------------
TOTAL INVESTMENTS
   (Cost: $45,524,466) 100.0%..............................................................................   $  45,731,656
                                                                                                              =============

----------
Abbreviations:    FFCB = Federal Farm Credit Bank
                  FHLB = Federal Home Loan Bank
                  FHLMC = Federal Home Loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association
                  GNMA = Government National Mortgage Association
                  NR = Issue not rated by S&P/Moody's

(1) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.
(2)   U. S. Government guaranteed security.
The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of December 31, 2003 is 0.5%.
 *    Ratings as per Standard & Poor's Corporation.
** The fund has an arrangement with its cutodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2003 was 0.44%.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2003

                                                                                                   Face
                                                           Rating*     Rate        Maturity       Amount           Value
                                                           -------     ----        ---------    ----------       --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCY DISCOUNT NOTES (76.0%)
   FHLB..............................................        AAA        1.05%      01/23/04      $2,034,000   $   2,032,689
   FHLB..............................................        AAA        1.06       01/28/04         600,000         599,523
   FHLB..............................................        AAA        1.05       02/18/04       1,603,000       1,600,754
   FHLB..............................................        AAA        1.04       03/17/04         481,000         479,928
   FHLMC.............................................        AAA        1.08       01/06/04         300,000         299,955
   FHLMC.............................................        AAA        1.05       01/08/04       1,581,000       1,580,677
   FHLMC.............................................        AAA        1.05       01/15/04       1,476,000       1,475,392
   FHLMC.............................................        AAA        1.06       01/20/04         807,000         806,548
   FHLMC.............................................        AAA        1.06       01/22/04         785,000         784,514
   FHLMC.............................................        AAA        1.05       01/29/04         488,000         487,601
   FHLMC.............................................        AAA        1.06       02/02/04       4,405,000       4,400,846
   FHLMC.............................................        AAA        1.08       02/05/04         900,000         899,054
   FHLMC.............................................        AAA        1.04       02/11/04         300,000         299,645
   FHLMC.............................................        AAA        1.04       02/26/04         764,000         762,771
   FHLMC.............................................        AAA        1.04       03/10/04         750,000         748,480
   FHLMC.............................................        AAA        1.04       03/18/04       4,296,000       4,285,679
   FNMA..............................................        AAA        0.69       01/02/04         535,000         534,990
   FNMA..............................................        AAA        1.05       01/02/04         836,000         835,976
   FNMA..............................................        AAA        1.06       01/02/04         625,000         624,982
   FNMA..............................................        AAA        1.06       01/05/04       1,197,000       1,196,859
   FNMA..............................................        AAA        1.05       01/07/04       1,972,000       1,971,654
   FNMA..............................................        AAA        1.06       01/12/04         400,000         399,870
   FNMA..............................................        AAA        1.06       01/14/04         882,000         881,662
   FNMA..............................................        AAA        1.06       02/02/04       2,368,000       2,365,767
   FNMA..............................................        AAA        1.07       02/11/04       2,051,000       2,048,506
   FNMA..............................................        AAA        1.07       02/18/04         350,000         349,500
   FNMA..............................................        AAA        1.04       02/19/04         273,000         272,613
   FNMA..............................................        AAA        1.05       02/23/04       2,146,000       2,142,669
   FNMA..............................................        AAA        1.04       02/25/04       1,192,000       1,190,114
   FNMA..............................................        AAA        1.04       03/10/04       4,765,000       4,755,340
   FNMA..............................................        AAA        1.04       03/24/04         430,000         428,957
                                                                                                              -------------
                                                                                                                 41,543,515
                                                                                                              -------------

COMMERCIAL PAPER (24.0%)
   7-Eleven, Inc.....................................     A1+/P1        1.06       01/12/04       1,219,000       1,218,605
   7-Eleven, Inc.....................................     A1+/P1        1.06       01/16/04         400,000         399,823
   Archer Daniels Midland............................      A1/P1        1.05       02/26/04         478,000         477,219
   Du Pont (E.I.) de Nemours & Co....................     A1+/P1        1.08       01/27/04         275,000         274,785
   Du Pont (E.I.) de Nemours & Co....................     A1+/P1        1.05       02/10/04       1,300,000       1,298,483
   Gannett Co., Inc..................................      A1/P1        1.03       01/12/04       1,300,000       1,299,591
   General Electric Capital Corp.....................     A1+/P1        1.09       01/05/04       1,600,000       1,599,806
   Kimberly-Clark Worldwide..........................     A1+/P1        1.02       01/20/04       1,400,000       1,399,246
   Nestle Capital Corp...............................     A1+/P1        1.06       01/06/04         855,000         854,874
   Nestle Capital Corp...............................     A1+/P1        1.06       02/09/04       1,000,000         998,851
   Pfizer, Inc.......................................     A1+/P1        1.02       01/23/04         400,000         399,751
   Pfizer, Inc.......................................     A1+/P1        1.04       02/02/04       1,169,000       1,167,919

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2003

                                                                                                   Face
                                                           Rating*     Rate        Maturity       Amount           Value
                                                           -------     ----        ---------    ----------       --------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (CONTINUED)
   Siemens Capital Corp..............................     A1+/P1        1.01%      02/12/04      $1,100,000   $   1,098,704
   Washington Post...................................      A1/P1        1.05       01/21/04         646,000         645,622
                                                                                                              -------------
                                                                                                                 13,133,279
                                                                                                              -------------
TOTAL INVESTMENTS
   (Cost: $54,677,772) 100.0%..............................................................................   $  54,676,794
                                                                                                              =============

----------

* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Service, Inc.
Abbreviations:    FHLB = Federal Home Loan Bank
                  FHLMC = Federal Home Loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                                                                                Mid-Cap
                                                                          All America      Equity Index      Equity Index
                                                                             Fund              Fund              Fund
                                                                          -----------      ------------      ------------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   All America Fund-- $54,115,155
   Equity Index Fund-- $48,653,182
   Mid-Cap Equity Index Fund-- $28,849,012).........................      $57,056,210       $44,824,260      $30,982,664
Cash................................................................           14,735             2,739            7,188
Interest and dividends receivable...................................           53,810            54,689           18,512
Receivable for securities sold......................................            6,754             3,323               --
Receivable for daily variation on futures contracts.................            2,900             4,350               --
                                                                          -----------       -----------      -----------
TOTAL ASSETS........................................................       57,134,409        44,889,361       31,008,364
                                                                          -----------       -----------      -----------

LIABILITIES:
Payable for daily variation on futures contracts....................               --                --            6,400
Dividends payable to shareholders...................................              887               265            1,473
Accrued expenses....................................................            1,988               355              371
                                                                          -----------       -----------      -----------
TOTAL LIABILITIES...................................................            2,875               620            8,244
                                                                          -----------       -----------      -----------
NET ASSETS..........................................................      $57,131,534       $44,888,741      $31,000,120
                                                                          ===========       ===========      ===========
SHARES OUTSTANDING (NOTE 4).........................................        6,080,247         5,561,003        2,958,809
                                                                          ===========       ===========      ===========
NET ASSET VALUE PER SHARE...........................................            $9.40             $8.07      $     10.48
                                                                          ===========       ===========      ===========

                                                                          Aggressive
                                                                            Equity             Bond          Money Market
                                                                             Fund              Fund              Fund
                                                                          -----------      ------------      ------------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   Aggressive Equity Fund-- $13,354,284
   Bond Fund -- $45,524,466
   Money Market Fund-- $54,677,772).................................      $16,121,048       $45,731,656      $54,676,794
Cash................................................................            9,097                78            2,468
Interest and dividends receivable...................................            2,607           339,717               --
Shareholder subscriptions receivable................................               --                --          102,096
                                                                          -----------       -----------      -----------
TOTAL ASSETS........................................................       16,132,752        46,071,451       54,781,358
                                                                          -----------       -----------      -----------
LIABILITIES:
Dividends payable to shareholders...................................               --             1,948              401
Shareholder redemptions payable.....................................               --                --           95,000
Accrued expenses....................................................            1,023             1,257              704
                                                                          -----------       -----------      -----------
TOTAL LIABILITIES...................................................            1,023             3,205           96,105
                                                                          -----------       -----------      -----------
NET ASSETS..........................................................      $16,131,729       $46,068,246      $54,685,253
                                                                          ===========       ===========      ===========
SHARES OUTSTANDING (NOTE 4).........................................        1,726,435         4,866,006        5,197,814
                                                                          ===========       ===========      ===========
NET ASSET VALUE PER SHARE...........................................            $9.34             $9.47      $     10.52
                                                                          ===========       ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2003

                                                                                                                 Mid-Cap
                                                                           All America      Equity Index      Equity Index
                                                                              Fund              Fund              Fund
                                                                           -----------      ------------      ------------
INVESTMENT INCOME:
   Dividends........................................................      $   597,037       $   533,639      $   279,629
   Interest.........................................................           18,493            14,485            6,996
                                                                          -----------       -----------      -----------
Total Investment Income.............................................          615,530           548,124          286,625
                                                                          -----------       -----------      -----------
Expenses (Note 2):
   Investment management fees.......................................          226,490            38,638           30,192
   Directors' (independent) fees and expenses.......................           24,996            24,996           24,996
   Custodian expenses...............................................           60,469            33,660           21,413
   Accounting expenses..............................................           30,000            30,000           30,000
   Transfer agent fees..............................................           34,119            28,360           10,638
   Registration fees and expenses...................................           19,846            18,139           19,363
   Audit............................................................           16,441            10,758            8,484
   Shareholders reports.............................................            7,442             4,410            3,198
   Other............................................................            6,830             6,666            5,937
                                                                          -----------       -----------      -----------
Total expenses before reimbursement.................................          426,633           195,627          154,221
Expense reimbursement...............................................         (200,143)         (156,989)        (124,029)
                                                                          -----------       -----------      -----------
NET EXPENSES........................................................          226,490            38,638           30,192
                                                                          -----------       -----------      -----------
NET INVESTMENT INCOME (NOTE 1)......................................          389,040           509,486          256,433
                                                                          -----------       -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS (NOTE 1):
Net realized gain (loss) on investments and futures contracts:
   Net realized gain (loss) on investments..........................        1,757,015          (221,239)         (22,326)
                                                                          -----------       -----------      -----------
   Net realized gain (loss) on futures contracts....................          265,736           327,651          107,938
                                                                          -----------       -----------      -----------
Net unrealized appreciation (depreciation) of investments
   and futures contracts:
   Net unrealized appreciation (depreciation) of investments........       10,685,581         7,540,466        7,183,425
                                                                          -----------       -----------      -----------
   Net unrealized appreciation (depreciation) of futures contracts..           43,775            51,400           39,300
                                                                           10,729,356         7,591,866        7,222,725
                                                                          -----------       -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS ............................       12,752,107         7,698,278        7,308,337
                                                                          -----------       -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................      $13,141,147       $ 8,207,764      $ 7,564,770
                                                                          ===========       ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2003

                                                                           Aggressive
                                                                             Equity             Bond           Money Market
                                                                              Fund              Fund               Fund
                                                                           ----------       -----------        -------------
INVESTMENT INCOME:
   Dividends........................................................      $   39,931        $       --       $        --
   Interest.........................................................            9,278         1,907,509          704,910
                                                                          -----------       -----------      -----------
Total Investment Income.............................................           49,209         1,907,509          704,910
                                                                          -----------       -----------      -----------
Expenses (Note 2):
   Investment management fees.......................................          108,277           182,385          122,929
   Directors' (independent) fees and expenses.......................           24,996            24,996           24,996
   Custodian expenses...............................................           24,141            15,690           14,239
   Accounting expenses..............................................           30,000            30,000           30,000
   Transfer agent fees..............................................           10,222            34,630           47,992
   Registration fees and expenses...................................            8,146            16,968           19,182
   Audit............................................................            6,210            10,758           20,991
   Shareholders reports.............................................            1,984             4,411           10,881
   Other............................................................            5,504             6,595            7,528
                                                                          -----------       -----------      -----------
Total expenses before reimbursement.................................          219,480           326,433          298,738
Expense reimbursement...............................................         (111,203)         (144,048)        (175,809)
                                                                          -----------       -----------      -----------
NET EXPENSES........................................................          108,277           182,385          122,929
                                                                          -----------       -----------      -----------
NET INVESTMENT INCOME (LOSS) (NOTE 1)...............................          (59,068)        1,725,124          581,981
                                                                          -----------       -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   (Note 1):
   Net realized gain (loss) on investments..........................        1,605,227          (348,414)             (50)
   Net unrealized appreciation (depreciation)
   of investments...................................................        2,781,456           353,726             (910)
                                                                          -----------       -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...................................................        4,386,683             5,312             (960)
                                                                          -----------       -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................      $ 4,327,615       $ 1,730,436      $   581,021
                                                                          ===========       ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                 All America Fund             Equity Index Fund              Mid-Cap Fund
                                             ------------------------     -------------------------    ------------------------
                                               2003           2002           2003          2002           2003           2002
                                             ----------     ---------     ----------     ----------    ----------    ----------
FROM OPERATIONS:
   Net investment income............         $  389,040     $ 311,766     $  509,486     $  388,668    $  256,433    $   212,104
   Net realized gain (loss)
     on investments and
     futures contracts..............          2,022,751    (2,855,266)       106,412     (1,278,821)       85,612         20,885
   Net unrealized appreciation
     (depreciation) of investments
     and futures contracts..........         10,729,356    (8,619,609)     7,591,866     (6,051,634)    7,222,725     (3,736,702)
                                            -----------   -----------    -----------    -----------   -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS.......................         13,141,147   (11,163,109)     8,207,764     (6,941,787)    7,564,770     (3,503,713)
                                            -----------   -----------    -----------    -----------   -----------    -----------
Dividend Distributions (Note 6):
   From net investment income.......           (378,152)     (320,760)      (498,174)      (397,846)     (245,677)      (215,376)
   From capital gains...............                 --            --             --             --            --         (6,952)
                                            -----------   -----------    -----------    -----------   -----------    -----------
Total Distributions.................           (378,152)     (320,760)      (498,174)      (397,846)     (245,677)      (222,328)
                                            -----------   -----------    -----------    -----------   -----------    -----------
CAPITAL TRANSACTIONS (NOTE 4):
   Net Proceeds from sale of shares.          5,675,845     2,682,336     12,066,563      2,945,075     2,836,550        609,016
   Dividend reinvestments...........            376,474       318,188        497,470        396,830       244,180        222,283
   Cost of shares redeemed..........           (589,029)   (2,759,948)      (192,121)    (1,205,426)     (242,892)        (4,999)
                                            -----------   -----------    -----------    -----------   -----------    -----------
NET INCREASE (DECREASE) IN
     NET ASSETS FROM
     CAPITAL TRANSACTIONS...........          5,463,290       240,576     12,371,912      2,136,479     2,837,838        826,300
                                            -----------   -----------    -----------    -----------   -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS.......................         18,226,285   (11,243,293)    20,081,502     (5,203,154)   10,156,931     (2,899,741)
NET ASSETS, BEGINNING OF YEAR.......         38,905,249    50,148,542     24,807,239     30,010,393    20,843,189     23,742,930
                                            -----------   -----------    -----------    -----------   -----------    -----------
NET ASSETS, END OF YEAR.............        $57,131,534  $ 38,905,249    $44,888,741    $24,807,239   $31,000,120    $20,843,189
                                            ===========   ===========    ===========    ===========   ===========    ===========
COMPONENTS OF NET ASSETS:
   Paid-in capital..................        $56,817,105  $ 51,354,821    $50,389,741    $38,017,829   $29,028,990    $26,191,152
   Accumulated undistributed
     (overdistributed) net
     investment income..............             10,888        (1,006)        19,178          7,866        10,756             --
   Accumulated undistributed
     (overdistributed) net
     realized gain (loss) on investments
     and futures contracts..........         (2,671,414)   (4,694,165)    (1,734,756)    (1,841,168)     (204,778)      (290,390)
   Unrealized appreciation
     (depreciation) of investments
     and futures contracts..........          2,974,955    (7,754,401)    (3,785,422)   (11,377,288)    2,165,152     (5,057,573)
                                            -----------   -----------    -----------    -----------   -----------    -----------
NET ASSETS, END OF YEAR.............        $57,131,534   $38,905,249    $44,888,741    $24,807,239   $31,000,120    $20,843,189
                                            ===========   ===========    ===========    ===========   ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                        Aggressive Equity Fund              Bond Fund                Money Market Fund
                                        -----------------------    --------------------------     -----------------------
                                         2003           2002           2003          2002           2003          2002
                                        ---------     ---------    -----------    -----------     ---------     ---------
FROM OPERATIONS:
   Net investment income (loss).....    $ (59,068)    $ (18,774)   $ 1,725,124    $ 1,882,029     $ 581,981    $   950,105
   Net realized gain (loss)
     on investments.................    1,605,227    (1,502,457)      (348,414)      (984,776)          (50)          (121)
   Net unrealized appreciation
     (depreciation) of investments..    2,781,456      (970,814)       353,726      1,492,188          (910)          (205)
                                      -----------   -----------    -----------    -----------   -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS.......................    4,327,615    (2,492,045)     1,730,436      2,389,441       581,021        949,779
                                      -----------   -----------    -----------    -----------   -----------    -----------
Dividend Distributions (Note 6):
   From net investment income.......           --            --     (1,689,150)    (1,871,945)     (584,036)      (967,859)
   From capital gains...............           --            --             --       (635,471)           --           (148)
                                      -----------   -----------    -----------    -----------   -----------    -----------
Total Distributions.................           --            --     (1,689,150)    (2,507,416)     (584,036)      (968,007)
                                      -----------   -----------    -----------    -----------   -----------    -----------
CAPITAL TRANSACTIONS (NOTE 4):
   Net Proceeds from sale of shares.      975,606       611,162      9,647,231      1,453,078    28,736,623     38,376,223
   Dividend reinvestments...........           --            --      1,684,805      2,498,988       577,585        959,304
   Cost of shares redeemed..........      (38,287)      (16,478)    (1,074,060)      (729,282)  (41,004,049)   (37,101,922)
                                      -----------   -----------    -----------    -----------   -----------    -----------
NET INCREASE (DECREASE) IN
     NET ASSETS FROM
     CAPITAL TRANSACTIONS...........      937,319       594,684     10,257,976      3,222,784   (11,689,841)     2,233,605
                                      -----------   -----------    -----------    -----------   -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS.......................    5,264,934    (1,897,361)    10,299,262      3,104,809   (11,692,856)     2,215,377
NET ASSETS, BEGINNING OF YEAR.......   10,866,795    12,764,156     35,768,984     32,664,175    66,378,109     64,162,732
                                      -----------   -----------    -----------    -----------   -----------    -----------
NET ASSETS, END OF YEAR.............  $16,131,729   $10,866,795    $46,068,246    $35,768,984  $ 54,685,253    $66,378,109
                                      ===========   ===========    ===========    ===========   ===========    ===========
COMPONENTS OF NET ASSETS:
   Paid-in capital..................  $16,748,300   $15,870,049    $47,794,810    $37,551,101  $ 54,677,983    $66,367,824
   Accumulated undistributed net
     investment income..............           --            --         35,974         20,215         8,771        10,826
   Accumulated undistributed
     (overdistributed) net
     realized gain(loss) on
     investments....................   (3,383,335)   (4,988,562)    (1,969,728)    (1,655,796)         (523)         (473)
   Unrealized appreciation
     (depreciation) of investments..    2,766,764       (14,692)       207,190       (146,536)         (978)          (68)
                                      -----------   -----------    -----------    -----------   -----------    -----------
NET ASSETS, END OF YEAR.............  $16,131,729   $10,866,795    $46,068,246    $35,768,984   $54,685,253    $66,378,109
                                      ===========   ===========    ===========    ===========   ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

                                                                                   All America Fund
                                                                  ----------------------------------------------------
SELECTED PER SHARE AND                                                         Years Ended December 31,
SUPPLEMENTARY DATA:                                               2003        2002       2001        2000        1999
----------------------                                            -----     ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF YEAR.........................       $7.14     $ 9.26      $11.31      $16.47      $15.08
                                                                  -----     ------      ------      ------      ------
Income (loss) from investment operations:
Net investment income .....................................        0.06       0.06        0.04        0.09        0.09
Net gains or losses on securities-- realized and unrealized        2.26      (2.12)      (2.02)      (0.94)       3.81
                                                                  -----     ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS..........................         2.32      (2.06)      (1.98)      (0.85)       3.90
                                                                  -----     ------      ------      ------      ------
Less dividend distributions:
From net investment income................................        (0.06)     (0.06)      (0.07)      (0.09)      (0.08)
From capital gains ........................................          --         --          --       (4.22)      (2.43)
                                                                  -----     ------      ------      ------      ------
TOTAL DISTRIBUTIONS .......................................       (0.06)     (0.06)      (0.07)      (4.31)      (2.51)
NET ASSET VALUE, END OF YEAR..............................        $9.40     $ 7.14      $ 9.26      $11.31      $16.47
                                                                  =====     ======      ======      ======      ======
Total return (%) (b).......................................        32.6      -22.3       -17.5        -5.3        26.0
Net assets, end of year ($ millions)......................         57.1       38.9        50.1        62.2        72.4
Ratio of net investment income to average net assets (%)..         0.86       0.70        0.41        0.53        0.51
Ratio of expenses to average net assets (%)................        0.94       0.96        0.95        0.86        0.85
Ratio of expenses to average net assets after expense
  reimbursement (%).......................................         0.50       0.60        0.84        0.82        0.84
Portfolio turnover rate (%) (c)...........................        73.76      85.60       83.73      109.97       34.89

                                                 Equity Index Fund                        Mid-Cap Equity Index Fund
                                  ---------------------------------------------------------------------------------------
                                              Years Ended December 31,                     Years Ended December 31,
SELECTED PER SHARE AND            ----------------------------------------------    -------------------------------------
SUPPLEMENTARY DATA:                 2003     2002      2001     2000     1999(d)     2003      2002      2001     2000(e)
----------------------            ------    ------    ------   ------    ------     ------    ------    ------    ------
NET ASSET VALUE,
   BEGINNING OF PERIOD/YEAR....   $ 6.38    $ 8.32    $ 9.56   $10.80    $10.00     $ 7.82    $ 9.25    $ 9.41    $10.00
                                  ------    ------    ------   ------    ------     ------    ------    ------    ------
Income (loss) from investment
   operations:
Net investment income..........     0.10      0.10      0.09     0.10      0.08       0.09      0.08      0.08      0.02
Net gains or losses on securities
  --  realized and unrealized       1.69    (1.94)     (1.24)   (1.07)     0.82       2.66     (1.43)    (0.16)    (0.56)
                                  ------    ------    ------   ------    ------     ------    ------    ------    ------
TOTAL FROM INVESTMENT
   OPERATIONS.................      1.79     (1.84)    (1.15)   (0.97)     0.90       2.75     (1.35)    (0.08)    (0.54)
                                  ------    ------    ------   ------    ------     ------    ------    ------    ------
Less dividend distributions:
From net investment income....     (0.10)    (0.10)    (0.09)   (0.10)    (0.08)     (0.09)    (0.08)    (0.08)    (0.02)
From capital gains.............       --        --        --    (0.17)    (0.02)        --        --        --     (0.03)
                                  ------    ------    ------   ------    ------     ------    ------    ------    ------
Total Distributions............    (0.10)    (0.10)    (0.09)   (0.27)    (0.10)     (0.09)    (0.08)    (0.08)    (0.05)
                                  ------    ------    ------   ------    ------     ------    ------    ------    ------
NET ASSET VALUE, END OF
   PERIOD/YEAR................    $ 8.07    $ 6.38    $ 8.32   $ 9.56    $10.80     $10.48    $ 7.82    $ 9.25    $ 9.41
                                  ======    ======    ======   ======    ======     ======    ======    ======    ======
Total return (%) (b)...........     28.3     -22.2     -12.1     -9.1       9.0(f)    35.2     -14.6      -0.9      -5.4(f)
Net assets, end of period/year
   ($ millions)...............      44.9      24.8      30.0     32.8      29.5       31.0      20.8      23.7      23.7
Ratio of net investment income
   to  average net assets (%)       1.65      1.42      1.06     0.98      1.22(a)    1.06      0.94      0.88      0.75(a)
Ratio of expenses to average
   net assets (%)..............     0.63      0.66      0.63     0.59      0.63(a)    0.64      0.74      0.66      0.64(a)
Ratio of expenses to average
   net assets after  expense
   reimbursement (%)..........      0.13      0.18      0.33     0.32      0.32(a)    0.13      0.18      0.33      0.32(a)
Portfolio turnover rate (%) (c)     1.87      2.54      4.08     5.76      5.67(f)    8.02     12.29     24.05     17.72(f)

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)   Portfolio turnover rate excludes all short-term securities.
(d)   Commenced operations May 3, 1999.
(e)   Commenced operations September 1, 2000.
(f)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                        FINANCIAL HIGHLIGHTS (Continued)

                                               Aggressive Equity Fund                           Bond Fund
                                         ----------------------------------    -----------------------------------------
                                              Years Ended December 31,                  Years Ended December 31,
SELECTED PER SHARE AND                   ----------------------------------    -----------------------------------------
SUPPLEMENTARY DATA:                       2003     2002     2001    2000(e)     2003     2002     2001     2000     1999
----------------------                   ------   ------   ------   ------     ------   ------   ------   ------  ------
NET ASSET VALUE,
   BEGINNING OF PERIOD/YEAR............  $ 6.75   $ 8.31   $ 9.30   $10.00     $ 9.43   $ 9.46   $ 9.33   $ 9.45  $10.41
                                         ------   ------   ------   ------     ------   ------   ------   ------  ------
Income (loss) from investment operations:
Net investment income (loss) ..........   (0.03)    0.01    (0.01)    0.02       0.39     0.53     0.59     0.66    0.60
Net gains or losses on securities
  -- realized and unrealized...........    2.62    (1.57)   (0.98)   (0.70)      0.03     0.14     0.13    (0.12)  (0.87)
                                         ------   ------   ------   ------     ------   ------   ------   ------  ------
TOTAL FROM INVESTMENT OPERATIONS......     2.59    (1.56)   (0.99)   (0.68)      0.42     0.67     0.72     0.54   (0.27)
                                         ------   ------   ------   ------     ------   ------   ------   ------  ------
Less dividend distributions:
From net investment income.............      --       --       --    (0.02)     (0.38)   (0.52)   (0.59)   (0.66)  (0.60)
From capital gains ....................      --       --       --       --         --    (0.18)      --       --   (0.09)
                                         ------   ------   ------   ------     ------   ------   ------   ------  ------
Total Distributions ...................      --       --       --    (0.02)     (0.38)   (0.70)   (0.59)   (0.66)  (0.69)
                                         ------   ------   ------   ------     ------   ------   ------   ------  ------
NET ASSET VALUE, END OF PERIOD/YEAR....  $ 9.34   $ 6.75   $ 8.31   $ 9.30     $ 9.47   $ 9.43   $ 9.46   $ 9.33  $ 9.45
                                         ======   ======   ======   ======     ======   ======   ======   ======  ======
Total return (%) (b)...................    38.4    -18.8    -10.6     -6.7(f)     4.4      7.2      7.8(d)   5.9    -3.5
Net assets, end of period/year
  ($ millions) ........................    16.1     10.9     12.8     14.0       46.1     35.8     32.7     28.2    28.7
Ratio of net investment income (loss)
   to average net assets (%)...........   -0.46    -0.15    -0.09     0.78(a)    4.25     5.53     6.28     6.93    6.23
Ratio of expenses to average
   net assets (%)......................    1.72     1.86     1.79     1.52(a)    0.81     0.84     0.85     0.93    0.93
Ratio of expenses to average net assets
   after expense reimbursement (%).....    0.85     0.91     1.10     1.08(a)    0.45     0.50     0.70     0.70    0.70
Portfolio turnover rate (%) (c)........  208.19    215.5   214.65    59.63(f)   47.96    57.86     8.18    18.33   10.07

                                                                                   Money Market Fund
                                                                 -----------------------------------------------------
                                                                               Years Ended December 31,
SELECTED PER SHARE AND                                           -----------------------------------------------------
SUPPLEMENTARY DATA:                                               2003        2002       2001        2000        1999
----------------------                                           ------     ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF YEAR.........................      $10.53     $10.53      $10.52      $10.39      $10.23
                                                                 ------     ------      ------      ------      ------
Income from investment operations:
Net investment income .....................................        0.10       0.16        0.40        0.63        0.50
Net gains or losses on securities-- realized and unrealized          --         --          --          --          --
                                                                 ------     ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS..........................         0.10       0.16        0.40        0.63        0.50
                                                                 ------     ------      ------      ------      ------
Less dividend distributions:
From net investment income................................        (0.11)     (0.16)      (0.39)      (0.50)      (0.34)
From capital gains ........................................          --         --          --          --          --
                                                                 ------     ------      ------      ------      ------
Total Distributions .......................................       (0.11)     (0.16)      (0.39)      (0.50)      (0.34)
                                                                 ------     ------      ------      ------      ------
NET ASSET VALUE, END OF YEAR..............................       $10.52     $10.53      $10.53      $10.52      $10.39
                                                                 ======     ======      ======      ======      ======
Total return (%) (b).......................................         0.9        1.5         3.8         6.1         4.9
Net assets, end of year ($ millions)......................         54.7       66.4        64.2        67.6        30.2
Ratio of net investment income to average net assets (%)..         0.95       1.48        3.76        6.01        4.86
Ratio of expenses to average net assets (%)................        0.49       0.44        0.43        0.59        1.02
Ratio of expenses to average net assets after expense
  reimbursement (%).......................................         0.20       0.25        0.40        0.40        0.40
Portfolio turnover rate (%) (c)...........................          N/A        N/A         N/A         N/A         N/A

(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)   Portfolio turnover rate excludes all short-term securities.
(d) In 2001, 1.8% of the Fund's total return consisted of a voluntary reimbursement by an affiliate of the adviser for a realized investment loss. Excluding this item, total return would have been 6.0%.
(e)   Commenced operations September 1, 2000.
(f)   Not annualized.
N/A = Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." It currently issues six series of capital stock, each series representing shares of the All America Fund, Equity Index Fund, Bond Fund, Money Market Fund, Mid-Cap Equity Index Fund and Aggressive Equity Fund. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

      The Investment  Company is designed primarily as an investment vehicle for
institutional  investors,   such  as  endowments,   foundations,   corporations,
municipalities and other public entities.

      The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Security Valuation--Investment securities are valued as follows:

      Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

      Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

      Debt securities are valued on the basis of prices obtained from an independent pricing service. The pricing service may utilize various pricing methodologies that incorporates both dealer supplied valuations and analytical modeling techniques which considers factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

      Investment Transactions--Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

      The All America Fund, Equity Index Fund and Mid-Cap Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

      Investment Income--Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends")

      Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.
Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

      Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

      At December 31, 2003, certain funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations. In addition, Mid-Cap Equity Index and Bond Fund generated post-October 31, 2003, net capital losses of $28,776 and $12,391, which, if unused, will expire on December 31, 2012.

                                                                         Mid-Cap     Aggressive                     Money
                                          All America   Equity Index  Equity Index     Equity          Bond        Market
                                             Fund           Fund          Fund          Fund           Fund         Fund
                                          -----------   ------------  ------------   ----------     ----------     ------
Expiring on December 31
2004..................................    $        0     $        0      $      0     $        0    $        0      $  0
2005..................................             0              0             0              0             0         0
2006..................................             0              0             0              0             0         0
2007..................................             0              0             0              0             0        62
2008..................................             0              0             0              0             0       290
2009..................................             0        259,739       111,379      1,891,459             0         0
2010..................................     2,515,152      1,270,615             0      1,421,902             0       109
2011..................................             0              0             0              0     1,957,337        62
                                          ----------     ----------      --------     ----------    ----------      ----
Total.................................    $2,515,152     $1,530,354      $111,379     $3,313,361    $1,957,337      $523
                                          ==========     ==========      ========     ==========    ==========      ====

2. EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Investment Company has entered into an Investment Advisory agreement with the Adviser. For providing investment management services to the Investment Company, each fund accrues a fee, calculated as a daily charge, at annual rates of .85%, .50%, .125%, .45%, and .20% of the value of the net assets for the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively.

      Under a Sub-Advisory Agreement for the All America Fund, the Adviser has delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreement.

      Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

      Until April 1, 2002, the Adviser had contractually limited the expenses of each fund, other than brokers' commissions, and fees relating to portfolio transactions, investment management fees and extraordinary expenses, to an annual rate of .25%, .35%, .20%, .25%, and .20% of the value of the net assets of the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses was charged daily against each fund's net assets until April 1, 2002.
Effective April 1, 2002, the Adviser contractually agreed to waive all non-investment management operating expenses of the funds, at which time such daily expense accruals were suspended. Settlement of fees accrued (both investment management and, prior to April 1, 2002, other operating expenses) is paid by each fund to the Adviser on or about month-end.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2. EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

      The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limited each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee remains in effect through 2004 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate the agreement.

      The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3. PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and futures contracts, for the year ended December 31, 2003 was as follows:

                                                                                  Mid-Cap      Aggressive
                                                   All America   Equity Index     Equity         Equity          Bond
                                                      Fund           Fund       Index Fund        Fund           Fund
                                                   -----------   ------------   ----------     ----------    -----------
Cost of investment purchases...................    $35,770,244    $12,495,586    $5,046,320    $26,680,379   $10,363,250
                                                   -----------    -----------    ----------    -----------   -----------
Proceeds from sales of investments.............    $32,006,864    $   552,422    $1,890,444    $24,872,195   $ 8,340,416
                                                   ===========    ===========    ==========    ===========   ===========
The cost of investment purchases and proceeds
  from sales of U.S. Government (excluding
  short-term) securities was as follows:
    Cost of investment purchases...............    $        --    $        --    $       --    $        --   $19,332,001
                                                   ===========    ===========    ==========    ===========   ===========
    Proceeds from sales of investments.........    $        --    $        --    $       --    $        --   $10,324,662
                                                   ===========    ===========    ==========    ===========   ===========

      For the Money Market Fund, the cost of short-term securities purchased was $923,701,391; net proceeds from sales and redemptions was $935,719,738.

      The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2003, for each of the funds were as follows:

                                                                     Mid-Cap      Aggressive                      Money
                                       All America  Equity Index  Equity Index      Equity         Bond          Market
                                          Fund          Fund          Fund           Fund          Fund           Fund
                                       -----------  ------------  ------------    ----------    -----------    -----------
Unrealized Appreciation........       $ 9,473,733   $ 3,758,534    $ 6,641,640    $ 2,791,783   $   695,820    $         0
Unrealized Depreciation........         6,655,042     7,748,357      4,541,113         94,993       488,630            978
                                      -----------   -----------    -----------    -----------   -----------    -----------
  Net..........................       $ 2,818,691   $(3,989,823)   $ 2,100,527    $ 2,696,790   $   207,190    $      (978)
                                      ===========   ===========    ===========    ===========   ===========    ===========
Cost of Investments............       $54,237,519   $48,814,083    $28,882,137    $13,424,258   $45,524,466    $54,677,772
                                      ===========   ===========    ===========    ===========   ===========    ===========

4. CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

      At December 31, 2003 one billion shares of common stock (par value of $.01 per share) has been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity and Mid-Cap Equity Index Funds.

                                                              For the Year Ended December 31, 2003
                                       ------------------------------------------------------------------------------------
                                                                       Mid-Cap      Aggressive                     Money
                                       All America  Equity Index    Equity Index      Equity         Bond         Market
                                          Fund          Fund            Fund           Fund          Fund          Fund
                                       -----------  ------------    ------------    ----------    ---------     ----------
Shares issued....................        660,104      1,632,735       295,820        122,442      1,007,937      2,723,719
Shares issued as reinvestment
  of dividends...................         43,349         65,559        25,482             --        176,155         54,889
Shares redeemed..................        (72,198)       (28,472)      (27,657)        (5,503)      (113,056)    (3,886,358)
                                         -------      ---------       -------        -------      ---------     ----------
Net increase (decrease)..........        631,255      1,669,822       293,645        116,939      1,071,036     (1,107,750)
                                         =======      =========       =======        =======      =========     ==========

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4. CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP (CONTINUED)

                                                              For the Year Ended December 31, 2002
                                       -----------------------------------------------------------------------------------
                                                                       Mid-Cap      Aggressive                     Money
                                       All America  Equity Index    Equity Index      Equity         Bond         Market
                                          Fund          Fund            Fund           Fund          Fund          Fund
                                       -----------  ------------    ------------    ----------      -------      ---------
Shares issued....................        321,151        394,375        72,093         76,634        152,016      3,631,930
Shares issued as reinvestment
  of dividends...................         42,219         59,147        26,916             --        264,384         91,112
Shares redeemed..................       (327,834)      (170,639)         (508)        (2,273)       (75,854)    (3,511,312)
                                        --------       --------        ------         ------        -------     ----------
Net increase (decrease)..........         35,536        282,883        98,501         74,361        340,546        211,730
                                        ========       ========        ======         ======        =======     ==========

      As of December 31, 2003, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of each fund's outstanding shares as follows:

All America Fund..................  53%     Aggressive Equity Fund........   87%
Equity Index Fund.................  48%     Bond Fund.....................   63%
Mid-Cap Equity Index Fund.........  87%     Money Market Fund.............    6%

5. Fund Ownership

      In addition to the affiliated ownership as described in note 4, other beneficial ownerships (shareholders owning 5% or more of a fund's outstanding shares) at December 31, 2003 are as follows:

      All  America   Fund:   three   shareholders,   owning  9%,  18%  and  11%,
respectively;

      Equity Index Fund: two shareholders, owning 16% and 24%, respectively;

      Mid-Cap Fund: one shareholder owning 6%;

      Aggressive Equity Fund: one shareholder owning 11%.

      Bond Fund: one shareholder owning 29%;

      Money Market Fund: one shareholder owning 6%.

6. DIVIDENDS

      On December 31, 2003, dividend distributions were declared for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Prior thereto, remaining required distributions relating to 2002 were executed by Internal Revenue Sec. 855(a) elections declared and paid on September 15, 2003. On June 30, 2003 dividends were distributed, as applicable from net investment income. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2003 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2003 and 2002 was as follows:

                                                                      Mid-Cap       Aggressive                     Money
                                       All America   Equity Index  Equity Index       Equity         Bond         Market
                                          Fund           Fund          Fund            Fund          Fund          Fund
                                       -----------   ------------  ------------     ----------    ----------      --------
Ordinary income (a)
  2003.............................      $378,152       $498,174      $245,677           $0       $1,689,150      $584,036
  2002.............................       312,772        397,846       217,851            0        1,931,088       968,007
Long-term capital gains (b)
  2003.............................             0              0             0            0                0             0
  2002.............................             0              0             0            0          576,328             0
Return of capital
  2003.............................             0              0             0            0                0             0
  2002.............................         7,988              0         4,478            0                0             0

----------
Notes:

(a)   Includes distributions from fund-level net short-term capital gains.

(b) To the extent reported, each fund designates these amounts as capital gain dividends for federal income tax purposes.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

6. DIVIDENDS (CONTINUED)

      As of December 31, 2003 undistributed net income and undistributed accumulated gain (loss) on a tax basis was as follows:

                                                                       Mid-Cap      Aggressive                       Money
                                      All America   Equity Index    Equity Index      Equity          Bond          Market
                                         Fund           Fund            Fund           Fund           Fund           Fund
                                      -----------   ------------    ------------    ----------     -----------      ------
(a)      Accumulated undistributed net
  investment income..............     $    10,888    $    19,178      $   10,756       $      0    $    35,975      $8,770
Accumulated undistributed
  realized gain (loss) on
  investments and futures
  contracts......................      (2,515,152)    (1,530,355)       (140,154)    (3,313,361)    (1,969,728)       (523)
Net unrealized appreciation
  (depreciation) of investments
  and futures contracts..........     $ 2,818,691    $(3,989,823)     $2,100,527    $ 2,696,790    $   207,190      $ (978)

      The difference between the components of distributable earnings on a tax basis and the amount reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the federal income tax treatment of futures contracts.

      During the year ended December 31, 2003, each fund reclassified the following book to tax differences [increases (decreases)]:

                                                                       Mid-Cap      Aggressive                       Money
                                      All America   Equity Index    Equity Index      Equity          Bond          Market
                                         Fund           Fund            Fund           Fund           Fund           Fund
                                      -----------   ------------    ------------    ----------     -----------      ------
(a)      Accumulated undistributed net
  investment income..............       $ 1,006          $0             $0           $ 59,068        $(20,215)       $ 0
Accumulated undistributed net
  realized gain (loss) on
  investments and futures
  contracts......................             0           0              0                  0          34,482          0
                                        -------          --             --           --------        --------        ---
 Paid-in capital.................       $(1,006)         $0             $0           $(59,068)       $(14,267)       $ 0
                                        =======          ==             ==           ========        ========        ===

      These reclassifications were made as result of the differences arising from the disallowance of net operating losses and other cumulative adjustments for federal income tax purposes versus financial reporting purposes. Each fund's net assets were not affected by these reclassifications.

                          INDEPENDENT AUDITORS' REPORT

The Board Of Directors and Shareholders
of Mutual of America Institutional Funds, Inc.:

      We have audited the accompanying statements of assets and liabilities of the Mutual of America Institutional Funds, Inc. (comprised of: All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Aggressive Equity Fund, Bond Fund and Money Market Fund, ("the Funds")), including the portfolios of investments in securities, as of December 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 20, 2002.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Funds as of December 31, 2003, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    KPMG LLP

New York, New York
February 24, 2004

                   Mutual of America Institutional Funds, Inc.

Directors and Officers -- Unaudited

      The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o the
Investment Company, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America with the sole exception of Patrick J. Waide, Jr., who serves on the boards of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service.

Independent Directors
-------------------------------------------------------------------------------------------------

                          Length of      Principal Occupation(s)         Other Directorships
Name and Age              Time Served    in Past Five Years              Held by Director
-------------------------------------------------------------------------------------------------
Kevin M. Kearney          since 2/96     Partner, Wingate, Kearney &     Concern Worldwide, USA
age 51                                   Cullen (law firm)
-------------------------------------------------------------------------------------------------
John T. Sharkey           since 2/96     Chairman & CEO, Kane,           Michael Smurfit Graduate
age 67                                   Saunders & Smart                School of Business
                                         (consulting), March 2000 to     (Dublin, Ireland)
                                         present; Vice President, MCI
                                         WorldCom, until December 1999
-------------------------------------------------------------------------------------------------
Stanley Shmishkiss        since 8/98     Owner, Stanley Shmishkiss       Trustee, American Cancer
age 84                                   Insurance Agency; Chairman      Society Foundation
                                         Emeritus, American Cancer
                                         Society Foundation
-------------------------------------------------------------------------------------------------
John Silber               since 2/96     Professor & President           none
age 77                                   Emeritus Boston University
-------------------------------------------------------------------------------------------------
Patrick J. Waide, Jr.     since 8/96     Senior Vice President,          Trustee, School for
age 66                                   Administration, Sullivan &      Ethical Education;
                                         Company, until March 1998;      Director, American
                                         Director, Drucker Foundation,   Federation for Aging
                                         1996-1999 and President, 1999   Research; Mutual of
                                                                         America Investment
                                                                         Corporation

Interested Directors
-------------------------------------------------------------------------------------------------
                          Length of      Principal Occupation(s)         Other Directorships
Name, Position and Age    Time Served    in Past Five Years              Held by Director
-------------------------------------------------------------------------------------------------

John R. Greed             since 9/03     Executive Vice President and    none
Chairman of the Board,                   Treasurer, Mutual of America,
President and Chief                      Mutual of America Capital
Executive Officer                        Management Corporation and
age 43                                   Mutual of America Holding
                                         Company, Inc.; Executive Vice
                                         President, Chief Financial
                                         Officer and Treasurer, Mutual
                                         of America Investment
                                         Corporation

Mr. Greed is considered an "interested person" of the Investment Company because of his position as an officer of the Investment Company's shareholder and affiliate of the Adviser.

Officers -- Unaudited
-------------------------------------------------------------------------------------------------
                          Length of      Principal Occupation(s)         Other Directorships
Name, Position and Age    Time Served    in Past Five Years              Held by Director
-------------------------------------------------------------------------------------------------
Manfred Altstadt          since 10/94    Senior Executive Vice           Mutual of America;
Senior Executive Vice                    President and Chief Financial   Mutual of America
President, Chief                         Officer, Mutual of America,     Investment Corporation;
Financial Officer                        Mutual of America Capital       Mutual of America
and Treasurer,                           Management Corporation and      Securities Corporation;
age 53                                   Mutual of America Holding       Mutual of America
                                         Company, Inc.; Chairman of      Holding Company, Inc.;
                                         the Board, President, Chief     Fund Director and
                                         Executive Officer, Mutual of    Treasurer, Calvary
                                         America Investment Corporation  Hospital; Director and
                                                                         Treasurer, Orange County
                                                                         Community College
                                                                         Educational Foundation
-------------------------------------------------------------------------------------------------
Patrick A. Burns          since 10/94    Senior Executive Vice           Mutual of America;
Senior Executive Vice                    President and General           Mutual of America
President and General                    Counsel, Mutual of America,     Holding Company, Inc.;
Counsel,                                 Mutual of America Capital       Irish American Legal and
age 57                                   Management Corporation,         Education Research
                                         Mutual of America Securities    Foundation
                                         Corporation, Mutual of
                                         America Holding Company, Inc.
                                         and Mutual of America
                                         Investment Corporation
-------------------------------------------------------------------------------------------------
Thomas L. Martin          since 8/03     Senior Vice President and       none
Senior Vice President                    Associate General Counsel,
and Secretary,                           Mutual of America
age 54
-------------------------------------------------------------------------------------------------

Supplemental Dividend Information -- Unaudited
-------------------------------------------------------------------------------------------------

With the exception of the Bond and Money Market Funds (whose dividend distributions do not qualify for the corporate dividends received deduction) 100% of each Fund's ordinary income dividend qualifies for the corporate dividends received deduction.

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:
MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716